Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	STV
Entity Registrant Name	China Digital TV Holding Co., Ltd.
Entity Central Index Key	0001405503
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	59,100,754

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 130,697	$ 201,557
Restricted cash	18	55,679
Notes receivable	4,101	9,168
Accounts receivable, net of allowance for doubtful accounts of $845 and $ 2,223 as of December 31, 2011 and 2012, respectively	38,283	31,030
Inventories	5,678	3,918
Prepaid expenses and other current assets	5,245	6,768
Deferred costs-current	299	524
Deferred tax assets-current	1,503	1,352
Total current assets	185,824	309,996
Property and equipment, net	1,630	1,751
Intangible assets, net	198	450
Goodwill	547	541
Equity method investments	4,268	7,766
Deferred costs-non-current	301	379
Deferred tax assets-non-current	797	455
Total assets	193,565	321,338
Current liabilities:
Short-term loan		55,193
Accounts payable	1,215	1,487
Accrued expenses and other current liabilities	12,305	9,313
Deferred revenue-current	7,473	7,745
Dividend payable	76,999	33,172
Income tax payable	3,476	1,902
Deferred tax liabilities-current	4,812
Total current liabilities	106,280	108,812
Deferred revenue-non-current	255	401
Government subsidies	3,867	1,803
Total Liabilities	110,402	111,016
Commitments (Note 23)
China Digital TV Holding Co., Ltd. shareholders' equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 58,981,890 and 59,100,754 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	30	29
Additional paid-in capital	29,724	126,583
Statutory reserve	17,856	17,694
Retained earnings	6,765	36,401
Accumulated other comprehensive income	26,083	25,735
Total China Digital TV Holding Co., Ltd. shareholders' equity	80,458	206,442
Noncontrolling interest	2,705	3,880
Total equity	83,163	210,322
TOTAL LIABILITIES AND EQUITY	$ 193,565	$ 321,338

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 2,223	$ 845
Short-term loan		55,193
Accounts payable	1,215	1,487
Accrued expenses and other current liabilities	12,305	9,313
Deferred revenue-current	7,473	7,745
Dividend payable	76,999	33,172
Income tax payable	3,476	1,902
Deferred tax liabilities-current	4,812
Deferred revenue-non-current	255	401
Government subsidies	3,867	1,803
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	59,100,754	58,981,890
Ordinary shares, shares outstanding	59,100,754	58,981,890
Variable Interest Entity Primary Beneficiary
Short-term loan
Accounts payable	1,111	1,222
Accrued expenses and other current liabilities	4,795	3,754
Deferred revenue-current	5,332	6,005
Dividend payable
Income tax payable	89	353
Deferred tax liabilities-current
Deferred revenue-non-current	255	401
Government subsidies	$ 1,477

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Products	$ 85,319	$ 95,162	$ 82,518
Services	4,925	5,378	5,225
Total revenues	90,244	100,540	87,743
Business taxes	(1,501)	(1,445)	(620)
Net revenues	88,743	99,095	87,123
Cost of revenues (including share-based compensation of $10, $52 and $5 for 2010, 2011 and 2012, respectively)
Products	16,880	16,100	15,148
Services	3,952	3,027	3,040
Total cost of revenues	20,832	19,127	18,188
Gross profit	67,911	79,968	68,935
Operating expenses:
Research and development (including share-based compensation of $393, $1,025, and $552 for 2010, 2011 and 2012, respectively)	17,402	13,140	10,432
Selling and marketing (including share-based compensation of $384, $633 and $356 for 2010, 2011 and 2012, respectively)	13,606	12,377	8,504
General and administrative (including share-based compensation of $691, $3,852, and $1,701 for 2010, 2011 and 2012, respectively)	9,444	9,723	6,389
Total operating expenses	40,452	35,240	25,325
Income from operations	27,459	44,728	43,610
Interest income	6,318	6,810	5,294
Interest expense	(739)	(1,452)
Gain/(loss) from forward contract	(690)	404
Impairment loss on long-term investments	(4,487)		(5,000)
Other (expense)/income	549	594	(92)
Income before income taxes	28,410	51,084	43,812
Income tax expenses/(benefits):
Income tax-current	18,035	10,344	10,714
Income tax-deferred	4,197	(582)	(464)
Total income tax expenses	22,232	9,762	10,250
Net income before income from equity method investments	6,178	41,322	33,562
Loss from equity method investments, net of income taxes	(640)	(1,052)	(151)
Net income	5,538	40,270	33,411
Net loss attributable to noncontrolling interest	1,389	730	10
Net income attributable to China Digital TV Holding Co., Ltd.	6,927	41,000	33,421
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.12	$ 0.7	$ 0.57
Diluted	$ 0.12	$ 0.69	$ 0.57
Other comprehensive income, net of tax
Foreign currency translation adjustment	536	12,175	6,943
Comprehensive income	6,074	52,445	40,354
Comprehensive loss attributable to noncontrolling interest	1,201	730	10
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd	$ 7,275	$ 53,175	$ 40,364
Weighted average shares used in calculating net income per ordinary share
Basic	59,011,396	58,934,912	58,313,467
Diluted	59,092,804	59,075,466	58,779,027

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation	$ 2,614	$ 5,562	$ 1,478
Cost of revenues
Share-based compensation	5	52	10
Research and development
Share-based compensation	552	1,025	393
Selling and marketing
Share-based compensation	356	633	384
General and administrative
Share-based compensation	$ 1,701	$ 3,852	$ 691

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Total China Digital TV Holding Co., Ltd Shareholders' equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 253,024	$ 29	$ 157,980	$ 6,617	$ 12,691	$ 75,707	$ 253,024
Beginning Balance (in shares) at Dec. 31, 2009		58,044,640
Share-based compensation	1,478		1,478				1,478
Provision for statutory reserve					4,633	(4,633)
Exercise of stock option (in shares)		773,347
Exercise of stock option	1,270		1,270				1,270
Special cash dividend to shareholders	(117,636)		(41,929)			(75,707)	(117,636)
Noncontrolling interest of Dongguan Super TV	530							530
Net income	33,411					33,421	33,421	(10)
Foreign currency translation adjustment	6,943			6,943			6,943
Ending Balance at Dec. 31, 2010	179,020	29	118,799	13,560	17,324	28,788	178,500	520
Ending Balance (in shares) at Dec. 31, 2010		58,817,987
Share-based compensation	5,562		5,562				5,562
Provision for statutory reserve					370	(370)
Exercise of stock option (in shares)	163,903	163,903
Exercise of stock option	400		400				400
Special cash dividend to shareholders	(33,017)					(33,017)	(33,017)
Disposal of Dongguan Super TV	(625)							(625)
Capital injection by noncontrolling shareholders	6,537							6,537
Transfer of noncontrolling interest	(1,822)		1,822				1,822	(1,822)
Net income	40,270					41,000	41,000	(730)
Foreign currency translation adjustment	12,175			12,175			12,175
Ending Balance at Dec. 31, 2011	210,322	29	126,583	25,735	17,694	36,401	206,442	3,880
Ending Balance (in shares) at Dec. 31, 2011		58,981,890
Share-based compensation	2,614		2,588				2,588	26
Provision for statutory reserve					162	(162)
Exercise of stock option (in shares)	118,864	118,864
Exercise of stock option	86	1	85				86
Special cash dividend to shareholders	(135,933)		(99,532)			(36,401)	(135,933)
Net income	5,538					6,927	6,927	(1,389)
Foreign currency translation adjustment	536			348			348	188
Ending Balance at Dec. 31, 2012	$ 83,163	$ 30	$ 29,724	$ 26,083	$ 17,856	$ 6,765	$ 80,458	$ 2,705
Ending Balance (in shares) at Dec. 31, 2012		59,100,754

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,538	$ 40,270	$ 33,411
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,174	1,343	1,272
Share-based compensation	2,614	5,562	1,478
Loss/(gain) from disposal of property and equipment		(297)	18
Allowance for doubtful accounts	1,378	87	182
Provision for inventory	217	45	35
Warranty accrual	69	84	81
Loss from equity method investments	640	1,052	151
(Income)/loss from deconsolidation of a subsidiary		129	(32)
Impairment loss of an intangible asset			20
Impairment loss on long-term investments	4,487		5,000
Gain from disposal of cost method investment	(820)
Interest income in held-to-maturity securities		(319)	(1,218)
(Gain)/loss from forward contract	690	(404)
Changes in assets and liabilities:
Accounts receivable and notes receivable	(3,105)	(13,684)	(11,692)
Inventories	(1,967)	(967)	1,767
Prepaid expenses and other current assets	(81)	(73)	(2,360)
Deferred cost	309	(65)	(56)
Accounts payable	(284)	3	790
Income tax payable	1,535	1,768	(1,385)
Accrued expenses and other current liabilities	2,770	465	3,298
Deferred revenue	(483)	1,465	2,277
Government subsidies	2,019	1,803
Deferred income taxes	4,197	(582)	(464)
Net cash provided by operating activities	20,897	37,685	32,573
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(783)	(694)	(606)
Bank deposits maturing over three months		41,667	25,041
Restricted cash	55,530	(55,663)
Interest income from held-to-maturity securities		677	1,364
Purchase of held-to-maturity corporate and the PRC government bonds			(24,770)
Proceeds from maturity of held to maturity corporate and the PRC government bonds		26,626	37,841
Cash in a deconsolidated entity		(1,963)
Cash in an acquired entity			922
Proceeds from disposal of property and equipment		543	152
Proceeds from disposal of Dongguan Super TV	1,046
Proceeds from disposal of cost method investment	820
Purchase of equity method investment	(1,588)		(8,500)
Purchase of cost method investment			(5,000)
Deposit for investment in Cyber Cloud			(6,818)
Refund of deposit for investment in Cyber Cloud		6,818
Net cash provided by investing activities	55,025	18,011	19,626
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	85	400	1,270
Short-term loan	(55,193)	55,193
Capital injection by noncontrolling shareholders		6,537
Special cash dividend paid to shareholders	(92,106)	(77,178)	(40,303)
Net cash used in financing activities	(147,214)	(15,048)	(39,033)
Effect of exchange rate changes on cash and cash equivalents	432	11,965	4,691
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(70,860)	52,613	17,857
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	201,557	148,944	131,087
CASH AND CASH EQUIVALENTS, END OF THE YEAR	130,697	201,557	148,944
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	6,934	8,194	6,680
Withholding tax paid	9,554		5,380
Income Taxes Paid, Net, Total	16,488	8,194	12,060
Non-cash investing and financing activities
Acquisition of equity interest			262
Receivable on disposal of Dongguan Super TV		1,046
Dividend payable	$ 76,999	$ 33,172	$ 77,333

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Technology Co., Ltd. (“CDTV BVI”) was incorporated in the British Virgin Islands (“BVI”) as a limited liability company on March 9, 2004 by the shareholders of Novel-Tongfang Information Engineering Co., Ltd. (“N-T Information Engineering”) and SB Asia Infrastructure Fund L.P. (“SAIF”), a third-party investor. The principal activities of CDTV BVI are to install and integrate conditional access systems (“CA Systems”), subscriber management systems and electronic program guidance systems to cable TV operators in the People’s Republic of China (“PRC”) and to sell digital TV intelligent cards (“smart cards”) to these operators.

The development, production and sale of commercial encryption products in the PRC are regulated by the PRC National Encryption Administrative Bureau. Currently, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from conducting encryption-related businesses; however, they may have difficulty in obtaining the licenses or permits required for conducting such businesses from the Encryption Bureau due to the PRC Encryption Authority’s generally restrictive approach towards foreign participation in the PRC encryption industry. In addition, the PRC State Administration of Radio, Film and Television (“SARFT”) has a policy to require any cable television network operator who uses non-PRC CA systems to install parallel PRC CA systems. Such policy does not expressly indicate whether the CA systems produced by a foreign-invested company incorporated in the PRC fall into the category of non-PRC CA systems. In consideration of the PRC Encryption Authority’s preferences and the SARFT’s policy, CDTV BVI conducts substantially all of its operations through its subsidiary, Beijing Super TV Co., Ltd. (“Super TV”), and Novel-Tongfang Digital TV Technology Co., Ltd. (“N-T Digital TV”), a variable interest entity (“VIE”), which is 100% owned by PRC citizens and has obtained the license to operate such business in the PRC.

N-T Digital TV was established in the PRC on May 31, 2004 by N-T Information Engineering (who contributed 75% of the paid-in capital) and Ms. Li Yang, who is a PRC citizen representing SAIF (which contributed 25% of the paid-in capital). N-T Digital TV was subsequently renamed to Beijing Novel-Super Digital TV Technology Co., Ltd. (“N-S Digital TV”) in December 2007. In August 2007, Ms. Li Yang transferred her entire equity interest in the VIE to Ms. Wei Gao, a PRC citizen representing SAIF. In June 2008, Ms. Wei Gao transferred her entire equity interest in the VIE to Mr. Junming Wu, a PRC citizen employed by Super TV and the business registration was completed in 2009. In November 2008, N-T Information Engineering transferred its entire equity interest in the VIE to Mr. Lei Zhang and Mr. Shizhou Shen, two PRC citizens employed by Super TV. In July 2011, Mr. Junming Wu transferred his entire equity interest in the VIE to Mr. Tianxing Wang. Meanwhile, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang, all of whom are PRC citizens employed by Super TV, contributed cash to increase the registered capital of the VIE by $18,170 using the loans proceeds from Super TV. After these transactions, the VIE is owned by Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang with equity interest of 8.3%, 31.6%, 31.2% and 28.9%, respectively. CDTV BVI does not have direct equity interest in the VIE, but it obtains control and enjoys the economic benefits of the VIE through a series of contractual arrangements entered into among Super TV, the VIE and its equity holders.

In 2007, the shareholders of CDTV BVI established China Digital TV Holding Co., Ltd. (the “Company” or “CDTV Holding”), as the holding Company of CDTV BVI and its subsidiary and VIE, CDTV Holding was incorporated in the Cayman Islands. The shareholders of CDTV BVI exchanged all of their shares of CDTV BVI for shares of CDTV Holding in proportion to their percentage interests in CDTV BVI. As a result, CDTV BVI became a wholly owned subsidiary of CDTV Holding.

VIE	contractual agreements

A majority of the Group’s customers are provincial and municipal cable network operators in the PRC, which are primarily state-owned enterprises (“SOEs”). Due to the above-mentioned regulatory considerations, these SOEs tend to purchase CA systems from PRC local companies, rather than from companies with foreign investment such as Super TV. In order to accommodate the PRC regulations and participate in the smart card and CA systems business (for the benefit of the Group), the Group arranged for Super TV to enter into the following agreements with the VIE and its equity holders:

•

Technical Support and Related Services Agreement: Super TV exclusively provides the VIE and/or its customers with technical support, technical training and personnel services relating to the VIE’s marketing activities and services relating to the maintenance and optimization for the products and software of the VIE’s customers at the VIE’s request. The fees for such technical support and services are determined at Super TV’s discretion. The term of this agreement is 15 years, which may not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement will be automatically renewed for another 15 years upon its expiration date unless written notice has been given by Super TV.

•

Technology License Agreement: The VIE granted Super TV, free of charge, an exclusive license to use certain software copyrights, patents, unpatentable technology and technical secrets relating to the digital television business that was transferred from N-T Information Engineering to the VIE. The term of the license is ten years, which may not be terminated or amended without the written consent of Super TV prior to its termination date and will be automatically renewed for an additional ten years upon its termination date unless written notice has been given by Super TV.

•

Technology Development Agreement: The VIE engaged Super TV to develop all technology required by the VIE or its customers. The fees payable by the VIE to Super TV under the agreement will be based on the price and quantity of the technology products, and a set percentage determined by Super TV. The term of the agreement is ten years, which may not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement will be automatically renewed for an additional ten years upon its termination date unless written notice has been given by Super TV.

•

Products and Software Purchase Agreement: The VIE purchased from Super TV all the smart cards and related software products required for its CA systems. The purchase price is determined by Super TV. The term of the agreement is 15 years, which may not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement will be automatically renewed for an additional 15 years upon its termination date unless written notice has been given by Super TV.

•

Business Operating Agreement: Each of the Shareholders agreed to (i) accept the policies and guidelines furnished by Super TV with respect to the hiring and dismissal of employees, operational management and financial management systems of the VIE; (ii) appoint the candidates recommended by Super TV as directors of the VIE and appoint the senior management personnel of Super TV as the general manager, chief financial officer and other senior officers of the VIE based on Super TV’s recommendations; (iii) replace or remove any director or senior management personnel of the VIE upon Super TV’s request; and (iv) seek a guarantee from Super TV first when any guarantee is required to secure performance by the VIE of any contract or working capital loan borrowed by the VIE and pledge its assets and receivables to Super TV as a counter-guarantee. This agreement has a term of ten years and may be renewed at the option of Super TV by giving written notice for a term to be determined by Super TV. Super TV may terminate this agreement at any time by giving 30 days’ advance written notice to the other parties to this agreement.

•

Loan agreements: Under loan agreements between Super TV and the registered shareholders of the VIE, Super TV extended loans to the registered shareholders of the VIE for contributing registered capital to the VIE in order to hold 100% of the equity interest in the VIE. The term of each loan is ten years, which is automatically renewable for another ten years upon its termination date unless a written notice has been provided by Super TV one month prior to such termination date. The registered shareholders of the VIE may not repay the loan prior to the termination date of the relevant loan agreement, unless so requested by Super TV, and may only repay the loan by (i) transferring all his equity interests in the VIE to Super TV or any third party designated by Super TV and (ii) paying Super TV with the entire proceeds obtained by himself from such transfer.

•

Share Pledge Agreements: Pursuant to the share pledge agreements, each of the Shareholders pledged all of their respective equity interests in the VIE to Super TV to secure the Shareholders’ and the VIE’s performance of their respective obligations under the VIE contractual arrangements between the VIE/the Shareholders and Super TV. In addition, each of the Shareholders agreed not to transfer their equity interests in the VIE or create, or allow the creation of, any pledge over their respective equity interests in the VIE that may affect Super TV’s interests without Super TV’s consent. Super TV is entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the share pledge agreements is equivalent to the maximum duration of the VIE contractual arrangements between the VIE/the Shareholders and Super TV. The agreements may only be terminated: (i) by Super TV in writing; or (ii) upon the fulfillment of the shareholders’ and the VIE’s respective obligations under the VIE contractual arrangements between the VIE/the Shareholders and Super TV, which is subject to Super TV’s written confirmation.

•

Powers of Attorney: Each of the Shareholders has executed an irrevocable power of attorney appointing Super TV, or any person designated by Super TV, as the attorney-in-fact to vote on their respective behalves on all matters of the VIE requiring shareholder approval under PRC laws, rules and regulations and the articles of association of the VIE. Each power of attorney has a term of ten years, subject to earlier termination in the event of the termination of the relevant share pledge agreement. The powers of attorney will be automatically renewed upon the extension of the term of the relevant share pledge agreement.

•

Equity Transfer Option Agreement: Under this agreement, Mr. Lei Zhang, Mr. Shizhou Shen, Mr. Wenjun Wang and Mr. Tianxing Wang (the “Shareholders”) jointly granted Super TV an exclusive and irrevocable option to purchase all of the equity interests held by them in the VIE at any time that Super TV deems fit. Super TV may purchase these equity interests itself or designate another party to purchase the equity interests. The exercise price of the option will be determined by Super TV or its designated third party at the time of the exercise, subject to the minimum purchase price requirements pursuant to applicable PRC law or otherwise permitted by the relevant PRC authorities. This agreement does not have a specified term and will remain in effect unless terminated with the written consent of Super TV.

As a result of these contractual arrangements, Super TV (1) has the power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the equity transfer option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the equity transfer option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the equity transfer option agreement. In addition, the articles of association of VIE provides that the shareholders of VIE have the power to, in a shareholders’ meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, the Company’s rights under the powers of attorney reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

Risks	in relation to the VIE structure

The Company believes that the contractual arrangements with the VIE and its shareholders are in compliance with PRC law and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	levying fines;
•	confiscating income;
•	revoking business licenses or operating licenses;
•	requiring the Company to revise its ownership structure or restructure its operations;
•	requiring the discontinuation of businesses;
•	restricting or requiring the Company to discontinue related-party transactions among its PRC subsidiaries, on the one hand, and N-S Digital TV and its subsidiaries, on the other hand;
•	limiting the Company’s business expansion in China; and/or
•	imposing additional conditions or requirements with which the Company may not be able to comply.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIE and its subsidiaries in its financial statements as it may lose the ability to exert effective control over the VIE and its subsidiaries and its shareholders, and it may lose the ability to receive economic benefits from the VIE and its subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the Super TV or the VIE and its subsidiaries.

The shareholders of the VIE are also the employees of the Company. Moreover, certain of the shareholders of the VIE are also the shareholders of the Company. Their interests as beneficial owners of the VIE may differ from the interests of the Company as a whole. The Company cannot assure that when conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of the VIE, on the one hand, and as shareholders and employees of the Company, on the other hand. Through the powers of attorney, the VIE entrusted Super TV as its proxy to exercise its rights as the shareholder of the VIE with respect to an aggregate of 100% of the equity interests in the VIE. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the equity transfer option agreement provides the Company with a mechanism to remove them as shareholders of the VIE should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of the VIE arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$52,490	$57,932
Total non-current assets	1,923	3,227

Total assets	$54,413	$61,159

Total current liabilities	$11,334	$11,327
Total non-current liabilities	401	1,732

Total liabilities	$11,735	$13,059

	For the years ended December 31,
	2010	2011	2012
Net revenues	$79,591	$92,298	$78,940
Net income/(loss)	$137	$3,512	$(837)

	For the years ended December 31,
	2010	2011	2012
Net cash provided by operating activities	$172	$1,880	$4,464
Net cash used in investing activities	1,228	(2,026)	(1,645)
Net cash provided by financing activities	$—	$—	$—

The VIE and its subsidiaries contributed an aggregate of 91.4%, 93.1% and 89.0% of the consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively. The Company’s business, which is not conducted through contractual arrangements with the VIE, primarily consists of sales of multimedia home entertainment boxes and cloud computing technology-based services. As of the fiscal years ended December 31, 2011 and 2012, the VIE and its subsidiaries accounted for an aggregate of 16.9% and 31.6%, respectively, of the consolidated total assets, and 10.6% and 11.8%, respectively, of the consolidated total liabilities.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 26 for disclosure of restricted net assets.

As of December 31, 2012, CDTV Holding’s subsidiaries, VIE and VIE’s subsidiaries include the following entities:

	Date of incorporation /acquisition	Place of incorporation /establishment	Percentage of economic ownership
Subsidiaries
CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited	December 6, 2007	Hong Kong	100%
(“Golden Benefit”)
China Super Media Holdings Limited	February 25, 2008	Hong Kong	100%
(“CSM Holdings”)
N-S Investment Holdings Co., Ltd	July 23, 2010	the PRC	100%
(“N-S Investment Holdings”)
Beijing Cyber Cloud Co., Ltd.	January 19, 2011	the PRC	90%
(“Cyber Cloud”)
Beijing Joysee Technology Co., Ltd	May 13, 2011	the PRC	64.8%
(“Joysee”)
Beijing Super Movie Technology Co., LTD	September 23, 2011	the PRC	90%
(“Super Movie”)

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE’s subsidiaries
Guangdong Digital Media Technology Research & Development Institute Co., Ltd	February 28, 2010	the PRC	100%
(“Guangdong R&D”)
N-S Media Investment Co., Ltd	December 19, 2007	the PRC	100%
(“N-S Media Investment”)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Basis of consolidation

The consolidated financial statements of the Group include the financial statements of CDTV Holding, its subsidiaries, VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives and impairment of property and equipment, useful lives and impairment of intangible assets, allowance for obsolete inventories, valuation allowance for deferred tax assets, impairment of goodwill and impairment of long-term investments.

(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible.

(f)	Investment

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2010 and 2011. For the year ended December 31, 2012, the Group incurred impairment loss of $4,487 on equity method investments (see Note 12 (c)).

Cost method investments

Investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes as income for any dividend received from distribution of the investee’s earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

(g)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, held-to-maturity investments, notes receivable, accounts receivable, accounts payable, short term loan, forward contracts. The carrying values of the Group’s financial instruments, except for held-to-maturity investments, approximate their fair values, principally because of the short-term maturity of these instruments or their terms. The held-to-maturity investments are stated at amortized cost.

(h)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places their cash and cash equivalents and restricted cash with financial institutions with high-credit ratings and quality.

Approximately 96.7% of the Group’s deposits were placed with two commercial banks in the PRC as of December 31, 2012. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents, restricted cash and bank deposits maturing over three months. The following table sets forth information relating to the three largest proportions of the Group’s total deposits held by a single bank as of December 31, 2011 and 2012, respectively.

Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2011	2012
	%	%
Bank A	15.6	76.5
Bank B	57.8	20.2
Bank C	22.8	*

The Group conducts credit evaluations of customers and generally does not require collateral or other security from customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers.

Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2010	2011	2012
	%	%	%
Customer A	14.2	*	*

For the years ended December 31, 2011 and 2012, there are no revenues from customers that individually represent greater than 10% of the total revenues.

(h)	Concentration of credit risk—continued

Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2011	2012
	%	%
Customer A	10.9	10.5

*	The amount was less than 10%.

(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

(j)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

(k)	Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

(l)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed principally by the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.

Impairment loss for the years ended December 31, 2010, 2011 and 2012 was $20, nil and nil respectively.

(m)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. The Group has one reporting unit and has determined to perform the annual impairment test on December 31 of each year. In 2012, the Group first assessed the qualitative factors to determine it is not “more likely than not” that the fair value of the reporting unit is less than its carrying amount. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2010, 2011 or 2012.

(n)	Revenue recognition

The Group’s revenues are principally derived from sales of products and services.

Specifically, sales of products include:

(1)	Sales of smart cards; and
(2)	Sales of other products.

Sales of services include the following four arrangements:

(1)	Head-end software, hardware and related system integration service (“SI service”);
(2)	Head-end system development service (“SD service”);
(3)	Licensing income; and
(4)	Royalty income.

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group’s blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group’s CA systems. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. The Group also offers some of its customers a lower price or a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for cumulative volume customer incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group’s cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Sales of others products

The Group also derives revenues from the sales of products other than smart cards, such as integrated chips and other products. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured.

SI service

For the SI service, the Group signs contracts with cable network operators to install and integrate the Group’s software with the hardware and software purchased from third-party suppliers. The Group’s software includes CA systems software, subscriber management system software and head-end electronic program guide software.

CA systems software consists of software that is installed at the premises of the television network operator, or the head end. CA systems enable television network operators to deliver secured contents and services to their subscribers.

Subscriber management system is software used by television network operators to support their operation, archive subscriber information and operational information, and to generate billings to subscribers.

Head-end electronic program guide software is software that enables television network operators to distribute Digital Video Broadcasting standard program specific information and service information to the subscribers.

Deliverables of SI service include: software, hardware, integration, installation, training and post-contract customer support (“PCS”). When the provision of services is substantially completed, i.e., when the Group delivers its software, purchases the hardware and software from third-party suppliers, integrates them together, and provides installation and training to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. Software is considered delivered to customers when preliminary acceptance is signed because only at that time customers are able to use the software in the integrated system. For majority of the contracts, the Group offers one-year free PCS, including telephone support and bug-fixing beginning from preliminary acceptance. However, in some of the contracts, the Group offers free PCS for a period of more than one year beginning from preliminary acceptance; while in some other contracts, the PCS does not have a specified definite period.

The SI service includes a significant software portion. The software is not regarded as incidental to the provision of services as a whole because the marketing of such services focuses on the internally developed technologies included in the software. Revenue is recognized when the last deliverable in the arrangement is delivered and when all of the following criteria have been met:

(1)	Persuasive evidence of an arrangement exists;
(2)	Delivery has occurred;
(3)	The vendor’s fee is fixed or determinable; and
(4)	Collectability is probable.

The systems are installed and tested at the customers’ sites. Generally all the technical issues are identified and resolved before the preliminary acceptance is signed by the customers. Afterwards, the customers will begin to use the installed systems for operation.

For the contracts where the Group offers free PCS for one year or less, the cost incurred between the preliminary acceptance and the end of the free PCS period has historically been insignificant. Therefore, revenue is recognized when the entire installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. For contracts where the Group offers free PCS for more than one year, the Group defers the revenue for the contracts and recognizes it over the PCS term although the cost incurred during the PCS term has been historically insignificant. Where the PCS term has no specified definite period, the Group recognizes such revenue over the estimated useful life of the CA systems, which the Group has determined to be five years.

SD service

The Group develops head-end system applications relating to digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include one-year free PCS starting from customer acceptance, but no arrangement includes free PCS for more than one year. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the group refers to FASB Accounting Standards Codification (“ASC”) 605-35, “Construction-Type and Production-Type Contracts” for revenue recognition. As the Group cannot properly measure progress toward completion, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group’s CA systems. The Group enters into contracts with set-top box manufacturers selected by customers and provides these manufacturers with CA systems terminal-end software that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group’s CA systems. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies in the form of software. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group’s CA systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement. Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the issuance of a certificate to the set-top box manufacturer by the Group.

All advances from customers and prepaid fees received from customers or set-top box manufacturers are initially recognized as deferred revenue and revenue is recognized when the above revenue recognition criteria are met.

Royalty income

The Group receives royalties on sales of CA systems terminal-end software.

Royalties are received either from set-top box manufacturers, or from television network operators depending on which party the Group enters the contracts with.

Royalty revenue is recognized when earned and collectability is reasonably assured.

For royalty income collected from set-top box manufacturers, royalty revenue is recognized upon the receipt of sales reports from set-top box manufacturers and when payment is received.

For royalty income received from television network operators, the Group requests the television network operators to pay the royalty to the Group directly when they purchase the Group’s smart cards, in which case all the revenue is recognized as part of the smart card sales when these smart cards are delivered to the customers.

(o)	Deferred costs

Deferred costs are recognized mainly for cost incurred, which consist of hardware and software purchased from third-party suppliers directly associated with revenue from SI service contracts that provide free PCS for more than one year.

Deferred costs from SI service are recoverable through the future revenue streams and are recorded as an asset and amortized to cost of revenue over the same period that the revenue is recognized. Amortization of deferred costs for the years ended December 31, 2010, 2011 and 2012 totaled $401, $535 and $688, respectively.

(p)	Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as “software products” by PRC tax authorities, the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis. VAT refund is recorded in revenue in the statements of operations.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued Circular No. 71 regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, certain subsidiaries and VIE became subject to VAT at the rates of 6% on certain service revenues such as royalty income which were previously subject to business tax.

(q)	Business tax

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to business taxes, surcharges or cultural business construction fees on revenues related to certain types of services, and the net revenues are presented net of those taxes and fees incurred.

(r)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance obligation. Subsidy income of $89, $168 and $351 were recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(t)	Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries outside the PRC is US dollar. The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the reporting currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

(u)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized based on net operating losses available for carry-forwards and significant temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

(v)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

(w)	Net income per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

(x)	Research and development expenses

Research and development expenses are incurred in the development of the Group’s products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

(y)	Share-based compensation

Share-based payment transactions with employees and directors, such as share options, are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The Group recognizes the compensation expenses, net of estimated forfeitures, over the performance period. The Group also adjusts the compensation expenses based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(z)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•

Level 2—nputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

The Company measures certain assets, including the cost method investments and equity method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

(aa)	Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company adopted this guidance on January 1, 2012 and has presented a single continuous consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoptions of this pronouncement will have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income—but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2010	2011	2012
Products:
Smart cards	$82,153	$91,960	$75,185
Other products	365	3,202	10,134

Subtotal	82,518	95,162	85,319

Services:
Head-end system integration	2,399	2,562	2,175
Head-end system development	595	736	987
Licensing income	1,565	1,328	1,246
Royalty income	662	742	382
Other services	4	10	135

Subtotal	5,225	5,378	4,925

Total	$87,743	$100,540	$90,244

VAT refunds of $7,624, $8,377, and $7,366 were included in revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
4.	ACQUISITION

On February 26, 2010, the Group entered into an agreement with Beijing Shi Xun Hu Lian Technology Co, Ltd. (“Beijing Shi Xun”), a related party of the Group, to acquire its 90% equity interest in Guangdong R&D for a cash consideration of $396. On the same day, the Group entered into an agreement with the holder of the remaining 10% equity interest in Guangdong R&D, an independent third party of the Group, for a cash consideration of $44. Guangdong R&D is a china-based company with limited operation. The purpose of the acquisition is to use this company to conduct research and development in TV digitalization. These transactions were closed on February 28, 2010 and Guangdong R&D became a wholly owned subsidiary of the Group after March 2010.

The transaction was accounted for as a business combination using the acquisition method of accounting. The purchase price allocation of the transaction was allocated to assets acquired as of the date of acquisition as follows:

Fair value of net asset acquired	$440

Total consideration	$440

No intangible assets and goodwill were recognized.

It is not practical without unreasonable efforts to present the supplemental unaudited pro form results of operations of the Group for the year ended December 31, 2010 assuming that the acquisition of Guangdong R&D had been completed on January 1, 2010.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash consists of the following:

	As of December 31,
	2011	2012
Bank deposits pledged as security for issuing letters of credit	$210	$18
Bank deposits pledged as security for short-term loans (Note 14)	55,469	—

Restricted cash	$55,679	$18

NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE
6.	NOTES RECEIVABLE
Notes receivable represents bank acceptance drafts that are non-interest bearing and due within six months.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Accounts receivable	$31,875	$40,506
Less: allowance for doubtful accounts	(845)	(2,223)

Accounts receivable, net	$31,030	$38,283

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$758	$87	$—	$845
2012	$845	$1,378	$—	$2,223

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
8.	INVENTORIES

Inventories, net consist of the following:

	As of December 31,
	2011	2012
Raw materials	$2,036	$1,134
Finished goods	1,882	4,544

Inventories, net	$3,918	$5,678

Movement of provision for inventory was as follows:

	December 31,
	2010	2011	2012
Balance at beginning of the year	$370	$405	$450
Charge to expenses	35	45	217

Balance at end of the year	$405	$450	$667

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
9.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Interest receivables	$1,619	$241
Receivable from disposal of Dongguan Super TV*	1,046	—
Deposits	654	638
VAT refund receivables	920	2,766
Prepayments to suppliers	979	1,176
Fair value of the Forward Contracts (Note 14)	404	—
Other prepaid expenses	1,146	424

	$6,768	$5,245

*	In December 2011, the Group entered into an agreement with a third party to sell all of its equity interest in Dongguan Super TV with consideration of $1,046, which was received in the year ended December 31, 2012.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012
Computers and other electronic equipment	$4,048	$3,905
Furniture and fixtures	184	208
Leasehold improvements	1,241	1,055
Motor vehicles	587	594

	6,060	5,762

Less: accumulated depreciation and amortization	(4,309)	(4,132)

	$1,751	$1,630

For the years ended December 31, 2010, 2011 and 2012, depreciation expense was $1,005, $1,092 and $921, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2011	2012
Core technology	$477	$482
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	952	962
Image tracing technology	410	410

	3,436	3,451
Less: accumulated amortization
Core technology	(322)	(385)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(603)	(793)
Image tracing technology	(119)	(119)

	(2,641)	(2,894)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(54)	(68)

	$450	$198

Intangible assets related to complete technology, contract backlogs and customer relationship have been fully amortized as of December 31, 2012. Image tracing technology has been amortized and impaired to zero as of December 31, 2010.

The Group recorded amortization expense of $267, $251 and $253 for the years ended December 31, 2010, 2011 and 2012, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are $192, $6, nil, nil and nil respectively.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
12.	EQUITY METHOD INVESTMENTS

Equity method investments consist of the following:

			As of December 31,
	Notes		2011	2012
Nanjing Qingda Yongxin Culture Media Co., Ltd. (“Qingda Yongxin”)	(a	)	$67	$67
Foshan Nanhai Guokai Digital TV Technology Co., Ltd. (“Nanhai Guokai”)	(b	)	348	358
3DiJoy Corp. (“3DiJoy”)	(c	)	5,065	—
Guangzhou Rujia Network Technology Co., Ltd., (“Rujia”)	(d	)	2,286	2,591
Beijing Shibo Movie Technology Co., Ltd. (“Shibo Movie”)	(e	)	—	648
Beijing Xinghe Union Media Co., Ltd. (“Xinghe Union”)	(f	)	—	604

			$7,766	$4,268

(a)	In March 2007, the Group and Jiangsu Qingda Technology Co. Limited (“Jiangsu Qingda”), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	In July 2007, the Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. The remaining two seats are controlled by the other shareholder. According to the article of association of Nanhai Guokai, two-thirds of directors’ approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the other shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting.

(c)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group had accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. 3DiJoy has been experiencing financial difficulties in 2012 while it was actively searching for the new capital injection for its operation. In the third quarter of 2012, 3DiJoy assessed that there was no alternative investment and due to the absence of further shareholders’ support, it did not expect to operate as a going concern and it laid off nearly half of the employees. As such, as of September 30, 2012 the Company performed the impairment analysis with the assistance of a third party valuer on the investment. The fair value of 3DiJoy decreased significantly below its carrying value and the decrease was other-than temporary. As a result, the Company did not expect to receive any return from this investment and concluded that a full impairment of $4,487 was recognized in 2012.

(d)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Rujia and contribution to its capital increase, for a total consideration of $2,500. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(e)	In February 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(f)	In March 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

The combined financial information for the equity method investments as of and for the periods presented is as follows:

	As of December 31,
	2011	2012
Total current assets	$7,711	$9,434
Total assets	8,614	10,111
Total current liabilities	1,032	2,040
Total liabilities	$1,196	$2,063

	For the years ended December 31,
	2010	2011	2012
Total net revenue	$2,791	$1,628	$3,847
Income/(loss) from operations	$99	$(3,310)	$(1,750)

COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
COST METHOD INVESTMENTS
13.	COST METHOD INVESTMENTS

On January 4, 2010, the Group, together with several other third parties entered into a share purchase agreement with OpenV China Holdings Company (“OpenV”) for a strategic investment in OpenV with equity interest of 11.5% (subject to adjustment based on OpenV’s performance) for a consideration of $5,000. The Group accounted for this long-term investment under the cost method of accounting because the Group does not have significant influence and a controlling interest over OpenV.

In October 2010, the Group was informed that OpenV was under investigation over alleged copyright infringements relating to some of its online video content. Its normal online video services had been suspended. Based on the foregoing, the Group has doubts on the going concern of OpenV. As a result, the Group wrote off the entire amount of original $5,000 investment in OpenV.

In October 2012, the Group entered into a share redemption agreement with OpenV. Pursuant to the agreement, OpenV repurchased 460,080 of its shares for a consideration of $820, which was recorded in other income in 2012. Considering the equity changes of OpenV, the Group holds 10.71% equity interest in Open V after the share repurchase as of December 31, 2012.

FORWARD CONTRACTS	12 Months Ended
Dec. 31, 2012
FORWARD CONTRACTS
14.	FORWARD CONTRACTS

To facilitate the cash payment of special cash dividend that the Group declared in November 2010, the Group entered into foreign currency forward contracts with two banks in April and May 2011. Pursuant to those contracts, the Group made short-term loan in US dollar from these two banks with an aggregated amount of $55,193 for a period of one year. Meanwhile, the amount of $55,469 of the Group’s bank deposit was restricted until the short-term loan was fully paid back in April and May 2012 (Note 5). The forward contracts were determined to be a derivative. The Group carries the forward contracts at fair value in its balance sheet and the changes in the forward contract fair value during each period end are recorded in the statement of operations. The Group carries the forward contract as either assets or liabilities at fair value.

The Group measures the fair value of the forward contract on a recurring basis based on a level 2 measure, i.e. the Group uses the market forward exchange rate to assess the fair value of the forward contract and recognizes the changes in fair value attributable to the difference between the market forward exchange rate and contractual exchange rate in change in fair value of forward contract. For the year ended December 31, 2011 and 2012, the Group recorded a gain of $404 and a loss of $690 in change in fair value of forward contract respectively. The short-term loan and the forward contracts were settled in May 2012.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012
Accrued payroll and bonus	$3,662	$3,753
Other taxes payable	1,570	1,964
Social insurance withholding	475	695
Provision for warranty	230	250
Others	3,376	5,643

	$9,313	$12,305

Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$183	$84	$(37)	$230
2012	$230	$69	$(49)	$250

DEFERRED REVENUE	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUE
16.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2011	2012
Current:
Advance from customers	$5,028	$6,179
Incentive offered to customers	1,727	790
Deferred revenue for SI service contracts with remaining PCS period within one year	990	504

	7,745	7,473
Non-current:
Deferred revenue for SI service contractswith remaining PCS period greater than one year	401	255

Total	$8,146	$7,728

Incentive offered to customers represents the deferred revenue relating to free smart cards committed to customers when cumulative purchase volume from the same customers reached certain level. Such deferred revenue is deducted from the initial revenue and to be recognized as revenue when free cards are delivered.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
17.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

Super TV, N-S Digital TV, N-S Media Investment, Guangdong R&D, N-S Investment Holdings, Joysee, Cyber Cloud and Super Movie were registered in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

Both Super TV and N-S Digital TV were qualified as New and High-Tech Enterprise” (“NHTE”) under the Enterprise Income Tax Law effective from January 1, 2008 (the “2008 EIT law”) and therefore both of them were qualified for a preferential tax rate of 15% for a three year period. In October 2011, Super TV and N-S Digital TV renewed for NHTE qualification and both entities were entitled to a preferential tax rate of 15% for a further three year period.

Super TV was qualified as Key Software Enterprise in 2010 under the 2008 EIT law and entitled for a preferential tax rate of 10% in 2010. As of December 31, 2012, the application to renew the status for the year of 2011 and 2012 has not been approved. Therefore, Super TV applied tax rate of 15%. In March 2013, Super TV obtained the “Key Software Enterprise” certificate for the tax years from 2011 to 2012 from the relevant PRC government authorities and, as a result, was entitled to a preferential income tax rate of 10% in each of those years.

N-S Media Investment, N-S Investment Holdings and Guangdong R&D were subject to the statutory tax rate of 25% in 2010, 2011, and 2012.

Joysee, Cyber Cloud and Super Movie, established in 2011, were subject to the statutory tax rate of 25% in 2011 and 2012.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2010	2011	2012
Income tax expenses/(benefits)
Current	$10,714	$10,344	$18,035
Deferred	(464)	(582)	4,197

Total	$10,250	$9,762	$22,232

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets
Write-down of inventory value	$64	$110
Allowance for doubtful accounts	127	356
Accrued expenses	471	604
Accrued bonus	476	439
Deferred revenue-current	394	176
Deferred cost-current	(44)	3
Warranty	35	37
Valuation allowance	(171)	(222)

Current deferred tax assets subtotal	1,352	1,503

Non-current deferred tax assets
Deferred revenue-non-current	120	172
Government subsidies	271	616
Intangible assets amortization	73	65
Intangible assets impairment	47	48
Deferred cost-non-current	(56)	(14)
Tax loss carry-forward deferred tax assets	3,161	4,675
Valuation allowance	(3,161)	(4,765)

Non-current deferred tax assets subtotal	$455	$797

Non-current deferred tax liabilities Accrued withholding tax	—	(4,812)

Non-current deferred tax liabilities subtotal	$—	$(4,812)

The Group’s subsidiaries registered in the PRC have total net operating loss carry forwards of $18,700 as of December 31, 2012 which will expire on various dates between December 31, 2013 and December 31, 2017. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012
Net income before provision for income taxes	$43,812	$51,084	$28,410
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	10,953	12,771	7,103
Expenses not deductible for tax purposes	194	230	550
Effect of income tax exemptions	(8,829)	(6,567)	(4,470)
Effect of income tax rate difference in other jurisdictions	1,627	1,901	1,916
Change in valuation allowance	925	1,427	1,655
Withholding tax	5,380	—	14,296
Expense adjustment related to non-taxable income*	—	—	1,182

Income tax expenses	$10,250	$9,762	$22,232

*	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2010, 2011 and 2012, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012
Increase in income tax expense	$8,829	$6,567	$4,470
Decrease in net income per share-basic	0.15	0.11	0.08
Decrease in net income per share-diluted	$0.15	$0.11	$0.08

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it from profits earned by the PRC subsidiary after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that will be subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Under the applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to an investment in a subsidiary. However, recognition is not required in situations where the tax law provides means by which reported amount of that investment in subsidiary can be recovered tax-free and the enterprise expects that it will ultimately use that means.

In November 2012, Super TV distributed its earnings generated in 2010 and 2011 of $92,779 dividend to its immediate foreign holding company, Golden Benefit, for purpose of special cash dividend distribution to shareholders of the Company. According to the interpretation of Circular No. 601 issued by the State Administration of Taxation, the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%. As a result, withholding tax of $9,278 was imposed.

Before the year 2012, the Company determined that the undistributed earnings of the Company’s subsidiaries located in the PRC would be indefinitely reinvested for use in the operation and expansion of its business within PRC and no deferred tax liability had been accrued for the PRC dividend withholding tax for the undistributed retained earnings. In 2012, the Company determines to distribute the undistributed retained earnings of the Company’s subsidiary located in the PRC without a set schedule. As a result, the Company accrued deferred tax liabilities related to withholding tax in the amount of $4,812 on the undistributed earnings generated after January 1, 2008.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
18.	NET INCOME PER SHARE

	For the years ended December 31,
	2010	2011	2012
Net income (numerator), basic and diluted	$33,421	$41,000	$6,927

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	58,313,467	58,934,912	59,011,396

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	465,560	140,554	81,408

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	58,779,027	59,075,466	59,092,804

Net income per share-basic	$0.57	$0.70	$0.12

Net income per share-diluted	$0.57	$0.69	$0.12

The Company had 1,387,548, 4,237,890 and 644,790 stock options outstanding in 2010, 2011 and 2012, respectively, which could potentially dilute net income per share in the future, but were excluded in the computation of diluted net income per share in those periods, as their exercise prices were above the average market values in such periods.

SPECIAL CASH DIVIDEND TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2012
SPECIAL CASH DIVIDEND TO SHAREHOLDERS
19.	SPECIAL CASH DIVIDEND TO SHAREHOLDERS

In November 2010, the Group declared a special cash dividend of $2.00 per share on the Company’s ordinary shares to be paid in two installments of $1.00 each. The dividend was fully paid by May 31, 2011.

In May 2011, the Group declared a special cash dividend of $0.56 per share on the Company’s ordinary shares. The dividend was fully paid by the end of April 2012.

In November 2012, the Group declared a special cash dividend of $2.3 per share on the Company’s ordinary shares to be paid in two installments with total amount of $135,933. $59,013 was paid in 2012 and $76,847 was paid in 2013. There was $73 remaining unpaid as of April 16, 2013.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
20.	SHARE-BASED COMPENSATION

(a)	Option granted by the company

Option	granted to employees

Pursuant to the directors’ resolution, the Group adopted Share Incentive Plans in 2005, under which the Group may grant options to purchase up to 4,444,440 ordinary shares of the Group, to its employees, directors, and consultants, subject to vesting requirements. Under Share Incentive Plans in 2005, there are four schemes of the options granted: Scheme I, Scheme II, Scheme III and Scheme IV, which were granted on February 3, 2005, September 22, 2006, December 5, 2006 and October 5, 2008, respectively. There were no share options granted under Scheme I and Scheme IV outstanding as of December 31, 2012.

On September 13, 2007, the board of directors of CDTV Holding approved the 2008 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up 1,200,000 ordinary shares to its employees and other eligible people. Under Share Incentive Plans in 2008, there are four schemes of the options granted: Scheme V, Scheme VI, Scheme VII and Scheme VIII, which were granted on October 5, 2008, June 2, 2009, February 10, 2010 and November 15, 2010, respectively. There were no share options granted under Scheme VII outstanding as of December 31, 2012.

On November 19, 2010, the board of directors of CDTV Holding approved the 2010 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up to 3,600,000 ordinary shares to its employees and other eligible people. Scheme IX, Scheme X, Scheme XI and Scheme XII, which were granted on November 19, 2010, May 16, 2011, September 30, 2011 and November 19, 2011, respectively.

On May 1, 2012, the board of directors of CDTV Holding approved the 2012 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up to 1,200,000 ordinary shares to its employees. As of December 31, 2012, no options were granted under the 2012 Stock Incentive Plan.

Modification	of option plans

On November 19, 2010, the board of directors of CDTV Holding approved the exercise price of all options which are granted under the 2005 Plan, the 2008 Plan and the 2010 Plan prior to December 23, 2010 (the “Adjusted Options”) and remain outstanding as of December 23, 2010 shall be adjusted as follows to reflect the declaration and payment of the special cash dividend.

The per share exercise price of all Adjusted Options with a per share exercise price higher than $2.00 shall be reduced by $2.00 on December 23, 2010; the per share exercise price of all Adjusted Options with a per share exercise price no more than $2.00 shall be reduced to $0.01. The modification to the share exercise price did not have any incremental compensation cost. The board also determined that if any future dividend is declared by the Board of the Company on all Ordinary Shares of the Company, the per share exercise price of all options granted prior to and outstanding as of the date of record of such dividend shall be reduced by an amount equal to the dividend payable on each Ordinary Shares, provided that the per share exercise price after adjustment shall not be less than $0.01.

On May 20, 2011, as the Company declared a special cash dividend of $0.56 per share on the Company’s ordinary shares, the per share exercise price of all options granted prior to and remaining outstanding as of June 20, 2011, the record date, was reduced by $0.56, provided that the per share exercise price after adjustment shall not be less than $0.01.

On November 12, 2012, as the Company declared a special cash dividend of $2.3 per share on the Company’s ordinary shares, the per share exercise price of all options granted prior to and remaining outstanding as of November 26, 2012, the record date, was reduced by $2.3, provided that the per share exercise price after adjustment shall not be less than $0.01.

Details	of the Share Incentive Plans:

Scheme II

Grant date: September 22, 2006

Exercise price per share—original: $1.771

Exercise price per share after modification: $0.01

Expiration date: September 21, 2016

Number of options granted: 543,674

Vesting schedule: The option shall become vested as to (1) 25% of the total number of ordinary shares subject to the option shares on the first anniversary of the grant date and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme III

Grant date: December 5, 2006

Exercise price per share- original: $4.172

Exercise price per share after modification: $0.01

Expiration date: December 4, 2016

Number of options granted: 620,212

Among the 620,212 Scheme III options granted, 352,000 options were granted to one officer of the Group and the remaining 268,212 options were granted to other employees and directors.

Vesting schedule of the 268,212 options granted to employees and directors:

The option shall become vested as to (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme III—continued

Vesting schedule of the 352,000 options granted to the officer:

320,000 shares subject to the options shall become vested as to (1) 25% of such 320,000 ordinary shares on the closing of an initial public offering in an international stock exchange, provided such initial public offering shall occur within 3 years from the grant date, and (2) the remaining 75% of such 320,000 shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the officer starts its employment and an additional installment vesting on the last day of each of the 35 months thereafter. The vesting of the remaining 32,000 shares is conditional upon whether the performance of non-smart card and CA systems business in the fiscal years from 2007 to 2009 can meet certain financial targets. In July 2010, these 32,000 shares were forfeited as the financial targets were not met.

Scheme V

Grant date: October 5, 2008

Exercise price per share—original: $7.89

Exercise price per share after modification: $3.03

Expiration date: October 4, 2018

Number of options granted: 406,776

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VI

Grant date: June 2, 2009

Exercise price per share—original: $9.09

Exercise price per share after modification: $4.23

Expiration date: June 1, 2019

Number of options granted: 357,548

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VIII

Grant date: November 15, 2010

Exercise price per share—original: $6.96

Exercise price per share after modification: $2.10

Expiration date: November 14, 2020

Number of options granted: 50,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee in the four years after the option grant can meet certain performance targets.

Scheme IX

Grant date: November 19, 2010

Exercise price per share—original: $6.90

Exercise price per share after modification: $2.04

Expiration date: November 19, 2020

Number of options granted: 1,000,000

Vesting schedule: (1) 25% of the total number of option shares on the first anniversary of the grant date; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme X

Grant date: May 16, 2011

Exercise price per share- original: $4.90

Exercise price per share after modification: $2.04

Expiration date: May 15, 2021

Number of options granted: 1,600,000

Type I under Scheme X:

Number of options granted: 1,457,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Type	II under Scheme X:

Number of options granted: 143,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee can meet certain performance targets as of April 1, 2012.

Scheme XI

Grant date: September 30, 2011

Exercise price per share—original: $4.34

Exercise price per share after modification: $2.04

Expiration date: September 29, 2021

Number of options granted: 700,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme XII

Grant date: November 19, 2011

Exercise price per share—original: $4.34

Exercise price per share after modification: $2.04

Expiration date: November 18, 2021

Number of options granted: 300,000

Vesting schedule: (1) 25% of the total number of option shares immediately on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Options granted to non-employees

The Group granted 40,000 options on May 15, 2007 to an independent director who became the Company’s independent director upon the IPO of the Company. These options were exercised during the year ended December 31, 2010.

There were no share options granted to non-employees outstanding as of December 31, 2012.

Termination of options

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option	exercise

The option shall be exercisable by the delivery to the secretary of corporation of a written notice, in the form approved by the Group, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date
Scheme II	50.5%-50.6%	5.77%-5.81%	5.50-6.26	1.00%	$3.56
Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date
Scheme VIII	38.91%	3.91%	2.13	0%	$6.96
Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	9%	$3.9
Scheme XII	72.80%	3.68%	1.18	9%	$3.89

The fair value of the option at the grant date was $2.38, $1.67, $4.24, $3.83, $2.93-$2.95, $3.16, $3.11-$3.42, $1.57-$1.65 and $1.54-$1.62 for each option for Scheme II and Scheme III option plans, Scheme V, Scheme VI, Scheme VIII, Scheme IX, Scheme X, Scheme XI and Scheme XII, respectively.

In calculating the fair value of the options using the Black-Scholes or Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

For options granted prior to 2011, the volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options. For options granted since 2011, volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s own historical stock price volatility over the past years.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

The Company estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

The Company estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(7)	Fair value of underlying ordinary shares

The fair value of ADSs representing its ordinary shares on the grant date is determined by the closing trade price of ordinary shares on the grant date.

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2011	2,015,381	$4.43
Granted	2,600,000	4.34
Exercised	(163,903)	2.12
Forfeited	(73,915)	5.43

Options outstanding as at December 31, 2011	4,377,563	2.2	*
Granted	—	—
Exercised	(118,864)	0.01
Forfeited	(72,300)	2.09

Options outstanding as at December 31, 2012	4,186,399	2.26

Options exercisable as at December 31, 2012	1,903,286	2.27

*	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.

The following table summarizes information with respect to share options outstanding at December 31, 2012:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value
Scheme II	$0.01	6,003	6,003	3.72 years	$1.67
Scheme III	0.01	14,806	14,806	3.92 years	1.67
Scheme V	3.03	282,876	148,434	5.76 years	—
Scheme VI	4.23	311,914	159,912	6.42 years	—
Scheme VIII	2.10	50,000	—	7.88 years	—
Scheme IX	2.04	1,000,000	520,834	7.89 years	—
Scheme X	2.04	1,567,800	711,624	8.37 years	—
Scheme XI	2.04	678,000	292,189	8.75 years	—
Scheme XII	2.04	275,000	49,484	8.88 years	—

		4,186,399	1,903,286

The weighted-average grant-date/ modification date fair value of options granted during the years of 2010 and 2011 was $3.61 and $2.66, respectively.

The aggregate intrinsic value of options outstanding, vested and exercisable as of December 31, 2012 was $35, $35 and $35, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $5,116, $288 and $199, respectively.

A summary of unvested stock option activity as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

Unvested Stock Option	Number of Shares	Weighted average Grant-date Fair Value
Unvested at January 1, 2012	2,881,417	$2.88
Granted	—	—
Vested	(1,140,548)	2.99
Forfeited	(41,933)	2.03

Unvested at December 31, 2012	1,698,936	$2.83

The Group recorded the share-based compensation expense of $1,478, $5,562 and $2,503 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, total unrecognized compensation expense related to the unvested share options was $1,457, which is expected to be recognized over a weighted-average period of 1.2 years according to the graded vesting schedule. Total fair value of stock options vested during the year ended December 31, 2010, 2011 and 2012 was $1,653, $3,277 and $3,437, respectively.

(b)	Option granted by Cyber Cloud

On January 18, 2012, Cyber Cloud, a majority-owned subsidiary of the Group, approved the Cyber Cloud 2012 Stock Incentive Plan, under which Cyber Cloud granted 551,000 options to its employees. The share option plan has a term of ten years, which will expire on January 17, 2022 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.17 per share.

The following table summarizes the Cyber Cloud’s share option activities with employees:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2012	—	$—
Granted	551,000	0.17
Exercised	—	—
Forfeited	(73,000)	0.17

Options outstanding as at December 31, 2012	478,000	0.17

Options exercisable as at December 31, 2012	109,542	0.17

The fair value of options granted was $0.23, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.44%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	54.9%

In calculating the fair value of the options using the Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

Cyber Cloud estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

Cyber Cloud estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by Cyber Cloud based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by Cyber Cloud’s board of directors.

(7)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a retrospective valuation.

Vesting schedule: all options will vest equally in 48 months after the grant date.

Cyber Cloud recorded share-based compensation expense of $52 for the year ended December 31, 2012.

As of December 31, 2012, total unrecognized compensation expense related to the unvested share options was $64, which is expected to be recognized over a weighted-average period of 1.58 years according to the graded vesting schedule.

(c)	Option granted by Joysee

On February 17, 2012, Joysee, a majority-owned subsidiary of the Group, approved the Joysee 2012 Stock Incentive Plan, under which Joysee granted 520,000 options to its employees. The share option plan has a term of ten years, which will expire on February 16, 2022 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $ 0.17 per share.

The following table summarizes the Joysee’s share option activities with employees:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2012	—	$—
Granted	520,000	0.17
Exercised	—	—
Forfeited	(52,000)	0.17

Options outstanding as at December 31, 2012	468,000	0.17

Options exercisable as at December 31, 2012	—	—

The fair value of options granted was $0.31, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	66.29%

In calculating the fair value of the options using the Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

Joysee estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

Joysee estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by Joysee based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by Joysee’s board of directors.

(7)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a retrospective valuation.

Vesting schedule: all options will vest equally in 4 years after the grant date.

Joysee recorded share-based compensation expense of $59 for the year ended December 31, 2012.

As of December 31, 2012, total unrecognized compensation expense related to the unvested share options was $85, which is expected to be recognized over a weighted-average period of 1.60 years according to the graded vesting schedule.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
21.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 included forward contracts, which were classified within Level 2 of the fair value hierarchy because the Company determined the fair value of the forward contracts using discounted cash flow (“DCF”) method with the observable inputs based on the quoted prices for identical assets in markets that are not active, such as the foreign exchange rate as agreed in the forward contracts. There were no such financial assets and liabilities as of December 31, 2012.

The Company did not have Level 1 or Level 3 investments measured at fair value on a recurring basis as of December 31, 2011 and 2012.

The following table summarizes the Group’s financial assets and liabilities measured at fair value on recurring basis.

	As of December 31, 2011				As of December 31, 2012
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance

Forward contracts	$—	$404	$—	$404	$—	$—	$—	$—

Measured at fair value on a non-recurring basis

The Company measured the fair value of equity method investment in 3Dijoy using income approach-DCF method based on which to recognize the impairment loss in 2012. The equity method investment in 3Dijoy is considered as Level 3 assets because the Company used unobservable inputs, such as weighted average cost of capital (“WACC”) and lack of marketability discount (“LoMD”), to determine the fair value of the equity method investment. The WACC and LoMD used in the fair value measurement were 22% and 40%, respectively. Increase (decrease) in any of WACC and LoMD in isolation can result in lower (higher) fair value measurement.

The Company measured the fair value of the purchased intangible using the “cost,” “income approach-excess earnings” or “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets.

Goodwill and intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN
22.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits was $2,805, $3,365 and $5,016 for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
23.	COMMITMENTS

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2014 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2010 and 2011 and 2012 was $1,401, $1,589 and $2,443, respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2013	$1,208
2014	315
2015	—

$1,523

Purchase commitments

As of December 31, 2012, purchase commitments are $351, mainly for service.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
24.	NONCONTROLLING INTEREST

	Dongguan Super TV	Cyber Cloud	Joysee	Super Movie	Total
	(Note 9)	(Note 25(c))	(Note 24(a))	(Note 24(b))
Balance as of January 1, 2010	—	—	—	—	—
Acquisition	530	—	—	—	530
Net loss	(10)	—	—	—	(10)

Balance as of December 31, 2010	520	—	—	—	520
Capital injection	—	759	5,542	236	6,537
Transfer of noncontrolling interest	—	—	(1,822)	—	(1,822)
Net income (loss)	105	(221)	(491)	(123)	(730)
Disposal	(625)	—	—	—	(625)

Balance as of December 31, 2011	—	538	3,229	113	3,880
Net loss	—	(402)	(870)	(117)	(1,389)
Share-based compensation	—	5	21	—	26
Foreign currency translation adjustment	—	30	157	1	188

Balance as of December 31, 2012	—	171	2,537	(3)	2,705

a.	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. (“Ying Zhi Cheng Technology”), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively.

Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee.

Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. (“Intel”), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.

b.	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash in the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
25.	RELATED PARTY BALANCES AND TRANSACTIONS

a.	On February 26, 2010, the Group entered into an agreement with Beijing Shi Xun, to acquire its 90% equity interest in Guangdong R&D for a cash consideration of $396. On the same day, the Group entered into an agreement with the holder of the remaining 10% equity interest in Guangdong R&D, an independent third party of the Group, for a cash consideration of $44. Guangdong R&D became a wholly owned subsidiary of the Group after the transaction. At the time of the transaction, Zengxiang Lu, the Company’s director, was the president of Guangdong R&D, and Jianhua Zhu, the Company’s chairman, was the executive director of Guangdong R&D. 80% of equity interest of Beijing Shi Xun are held by two family members of the Company’s two major shareholders.

b.	In August 2010, the Group entered into an agreement with Rujia, an equity method investee of the Group, to sell 100% equity interest in Guangdong SuperTV Digital Media Co., Ltd. (“Guangdong SuperTV”) at a total consideration of $4,585. Gain of $32 generated from the disposal of the investment in Guangdong SuperTV was recorded in income from equity method investments in the consolidated statements of operations in 2010.

As the Group still has significant continuing involvement in the operations of Guangdong SuperTV through Rujia after the above transaction, disposal of Guangdong SuperTV was not considered as discontinued business.

For the year ended December 31, 2012, the Group made purchase of certain media information system amounted to $290 from Rujia, of which $233 was not paid as of December 31, 2012.

c.	In December 2010, the Group entered into an agreement with Beijing Yuewu Yuntian Software Technology Ltd. (“Yuewu Yuntian”), which was established by one of the management of the Company, to set up Cyber Cloud that engages in research and development of cloud computing technology and operation. The Group and Yuewu Yuntian contributed cash of $6,818 and $759, respectively, in December 2010, representing 90% and 10% of the equity interest in Cyber Cloud. Cyber Cloud was legally established on January 19, 2011.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES AND RESTRICTED NET ASSETS
26.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant law and regulations in the PRC, the Company’s subsidiary, VIE and VIE’s subsidiaries in the PRC are required to maintain non-distributable statutory reserve. Appropriations to the statutory reserve are required to be made at 10% of profit after taxes as reported in these entities’ statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserve is accumulated to 50% of these entities’ registered capital, these entities can choose not to provide further statutory reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in registered capital of these entities. Amounts contributed to the statutory reserve were $4,633, $370 and $162 for 2010, 2011 and 2012, respectively.

Relevant PRC laws and regulations restrict the Wholly Foreign Owned Entity (“WFOE”) and VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $92,567 and $92,729, of which $34,123 and $34,196 was attributed to the paid in capital and statutory reserves of the VIE and $58,444 and $58,533 was attributed to the paid in capital and statutory reserves of the WFOE, as of December 31, 2011 and 2012, respectively. The WFOE’s accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE’s revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
27.	SUBSEQUENT EVENT

In January 2013, the Group granted options to purchase 1,200,000 ordinary shares to employees and directors with the exercise price of $1.18. The vesting term is: (1) twenty five percent (25%) shall vest on January 8, 2013; (2) the remaining 75% shall vest in 36 substantially equal monthly installments with the first installment vesting on February 28, 2013 and an additional installment vesting on the last day of each of the 35 months thereafter.

Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2012
Additional Information-Financial Statement Schedule I

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$7,132	$4,918
Accounts due from subsidiaries, VIE and VIE’s subsidiaries-current	997	1,238
Dividend receivable	—	26,501
Prepaid expenses and other current assets	90	102

Total current assets	8,219	32,759
Accounts due from subsidiaries, VIE and VIE’s subsidiaries-non-current	90,480	58,090
Long-term investments—equity method investments	5,065	—
Investment in subsidiaries and VIE	137,113	68,235
Deferred tax assets non-current	69	138

Total assets	240,946	159,222

TOTAL LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	468	670
Deferred revenue-current	864	1,095
Dividend payable	33,172	76,999

Total current liabilities	34,504	78,764

Total Liabilities	34,504	78,764

Equity:
Ordinary shares	29	30
Additional paid-in capital	126,583	29,724
Retained earnings	54,095	24,621
Accumulated other comprehensive income	25,735	26,083

Total shareholders’ equity	206,442	80,458

TOTAL LIABILITIES AND EQUITY	$240,946	$159,222

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2010	2011	2012
Operating expenses	$(2,118)	$(5,830)	$(2,822)
Interest income	759	37	10
Impairment loss on long-term investments	(5,000)	—	(4,487)
Loss from equity method investment	(174)	(761)	(578)
Equity in earnings of subsidiaries, VIE and VIE’s subsidiaries	39,954	47,726	14,191
Other income	—	—	820

Net income before provision for income taxes	33,421	41,172	7,134

Provision for income taxes—current	—	(129)	(276)
Provision for income taxes—deferred	—	(43)	69

Net income attributable to ordinary shareholders	$33,421	$41,000	$6,927

Other comprehensive income, net of tax
Foreign currency translation adjustment	6,943	12,175	348

Comprehensive income attributable to ordinary shareholders	$40,364	$53,175	$7,275

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share and per share data)

	Ordinary		Additional paid-in capital	Accumulated other comprehensive income	Retained earning	Total equity
	Shares	Amount
Balance at January 1, 2010	58,044,640	$29	$157,980	$6,617	$88,398	$253,024
Share-based compensation	—	—	1,478	—	—	1,478
Exercise of stock option	773,347	—	1,270	—	—	1,270
Special cash dividend to shareholders	—	—	(41,929)	—	(75,707)	(117,636)
Net income	—	—	—	—	33,421	33,421
Foreign currency translation adjustment	—	—	—	6,943	—	6,943

Balance at December 31, 2010	58,817,987	29	118,799	13,560	46,112	178,500

Share-based compensation	—	—	5,562	—	—	5,562
Exercise of stock option	163,903	—	400	—	—	400
Special cash dividend to shareholders	—	—	—	—	(33,017)	(33,017)
Transfer of noncontrolling interest	—	—	1,822	—	—	1,822
Net income	—	—	—	—	41,000	41,000
Foreign currency translation adjustment	—	—	—	12,175	—	12,175

Balance at December 31, 2011	58,981,890	29	126,583	25,735	54,095	206,442

Share-based compensation	—	—	2,588	—	—	2,588
Exercise of stock option	118,864	1	85	—	—	86
Special cash dividend to shareholders	—	—	(99,532)	—	(36,401)	(135,933)
Net income	—	—	—	—	6,927	6,927
Foreign currency translation adjustment	—	—	—	348	—	348

Balance at December 31, 2012	59,100,754	$30	$29,724	$26,083	$24,621	$80,458

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2010	2011	2012
Net cash provided by operating activities	$17,554	$59,956	$88,986

Net cash provided by investing activities	3,652	1,152	820

Net cash used in financing activities	(39,033)	(76,779)	(92,020)

Effect of exchange rate changes on cash and cash equivalents	6,943	—	—

NET DECREASE IN CASH AND CASH EQUIVALENTS	(10,884)	(15,671)	(2,214)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	33,687	22,803	7,132

CASH AND CASH EQUIVALENTS, END OF THE YEAR	$22,803	$7,132	$4,918

Note:

Basis for preparation

The parent-company financial information of China Digital TV Holding Co., Ltd. has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that China Digital TV Holding Co., Ltd. has used equity method to account for its investments in its subsidiaries and variable interest entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements of the Group include the financial statements of CDTV Holding, its subsidiaries, VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives and impairment of property and equipment, useful lives and impairment of intangible assets, allowance for obsolete inventories, valuation allowance for deferred tax assets, impairment of goodwill and impairment of long-term investments.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts
(e)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible.

Investment
(f)	Investment

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2010 and 2011. For the year ended December 31, 2012, the Group incurred impairment loss of $4,487 on equity method investments (see Note 12 (c)).

Cost method investments

Investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes as income for any dividend received from distribution of the investee’s earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

Financial instruments
(g)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, held-to-maturity investments, notes receivable, accounts receivable, accounts payable, short term loan, forward contracts. The carrying values of the Group’s financial instruments, except for held-to-maturity investments, approximate their fair values, principally because of the short-term maturity of these instruments or their terms. The held-to-maturity investments are stated at amortized cost.

Concentration of credit risk
(h)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places their cash and cash equivalents and restricted cash with financial institutions with high-credit ratings and quality.

Approximately 96.7% of the Group’s deposits were placed with two commercial banks in the PRC as of December 31, 2012. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents, restricted cash and bank deposits maturing over three months. The following table sets forth information relating to the three largest proportions of the Group’s total deposits held by a single bank as of December 31, 2011 and 2012, respectively.

Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2011	2012
	%	%
Bank A	15.6	76.5
Bank B	57.8	20.2
Bank C	22.8	*

The Group conducts credit evaluations of customers and generally does not require collateral or other security from customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers.

Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2010	2011	2012
	%	%	%
Customer A	14.2	*	*

For the years ended December 31, 2011 and 2012, there are no revenues from customers that individually represent greater than 10% of the total revenues.

(h)	Concentration of credit risk—continued

Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2011	2012
	%	%
Customer A	10.9	10.5

*	The amount was less than 10%.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

Property and equipment, net
(j)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Intangible assets, net
(k)	Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Impairment of long-lived assets
(l)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed principally by the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.

Impairment loss for the years ended December 31, 2010, 2011 and 2012 was $20, nil and nil respectively.

Goodwill
(m)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. The Group has one reporting unit and has determined to perform the annual impairment test on December 31 of each year. In 2012, the Group first assessed the qualitative factors to determine it is not “more likely than not” that the fair value of the reporting unit is less than its carrying amount. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2010, 2011 or 2012.

Revenue recognition
(n)	Revenue recognition

The Group’s revenues are principally derived from sales of products and services.

Specifically, sales of products include:

(1)	Sales of smart cards; and
(2)	Sales of other products.

Sales of services include the following four arrangements:

(1)	Head-end software, hardware and related system integration service (“SI service”);
(2)	Head-end system development service (“SD service”);
(3)	Licensing income; and
(4)	Royalty income.

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group’s blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group’s CA systems. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. The Group also offers some of its customers a lower price or a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for cumulative volume customer incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group’s cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Sales of others products

The Group also derives revenues from the sales of products other than smart cards, such as integrated chips and other products. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured.

SI service

For the SI service, the Group signs contracts with cable network operators to install and integrate the Group’s software with the hardware and software purchased from third-party suppliers. The Group’s software includes CA systems software, subscriber management system software and head-end electronic program guide software.

CA systems software consists of software that is installed at the premises of the television network operator, or the head end. CA systems enable television network operators to deliver secured contents and services to their subscribers.

Subscriber management system is software used by television network operators to support their operation, archive subscriber information and operational information, and to generate billings to subscribers.

Head-end electronic program guide software is software that enables television network operators to distribute Digital Video Broadcasting standard program specific information and service information to the subscribers.

Deliverables of SI service include: software, hardware, integration, installation, training and post-contract customer support (“PCS”). When the provision of services is substantially completed, i.e., when the Group delivers its software, purchases the hardware and software from third-party suppliers, integrates them together, and provides installation and training to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. Software is considered delivered to customers when preliminary acceptance is signed because only at that time customers are able to use the software in the integrated system. For majority of the contracts, the Group offers one-year free PCS, including telephone support and bug-fixing beginning from preliminary acceptance. However, in some of the contracts, the Group offers free PCS for a period of more than one year beginning from preliminary acceptance; while in some other contracts, the PCS does not have a specified definite period.

The SI service includes a significant software portion. The software is not regarded as incidental to the provision of services as a whole because the marketing of such services focuses on the internally developed technologies included in the software. Revenue is recognized when the last deliverable in the arrangement is delivered and when all of the following criteria have been met:

(1)	Persuasive evidence of an arrangement exists;
(2)	Delivery has occurred;
(3)	The vendor’s fee is fixed or determinable; and
(4)	Collectability is probable.

The systems are installed and tested at the customers’ sites. Generally all the technical issues are identified and resolved before the preliminary acceptance is signed by the customers. Afterwards, the customers will begin to use the installed systems for operation.

For the contracts where the Group offers free PCS for one year or less, the cost incurred between the preliminary acceptance and the end of the free PCS period has historically been insignificant. Therefore, revenue is recognized when the entire installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. For contracts where the Group offers free PCS for more than one year, the Group defers the revenue for the contracts and recognizes it over the PCS term although the cost incurred during the PCS term has been historically insignificant. Where the PCS term has no specified definite period, the Group recognizes such revenue over the estimated useful life of the CA systems, which the Group has determined to be five years.

SD service

The Group develops head-end system applications relating to digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include one-year free PCS starting from customer acceptance, but no arrangement includes free PCS for more than one year. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the group refers to FASB Accounting Standards Codification (“ASC”) 605-35, “Construction-Type and Production-Type Contracts” for revenue recognition. As the Group cannot properly measure progress toward completion, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group’s CA systems. The Group enters into contracts with set-top box manufacturers selected by customers and provides these manufacturers with CA systems terminal-end software that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group’s CA systems. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies in the form of software. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group’s CA systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement. Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the issuance of a certificate to the set-top box manufacturer by the Group.

All advances from customers and prepaid fees received from customers or set-top box manufacturers are initially recognized as deferred revenue and revenue is recognized when the above revenue recognition criteria are met.

Royalty income

The Group receives royalties on sales of CA systems terminal-end software.

Royalties are received either from set-top box manufacturers, or from television network operators depending on which party the Group enters the contracts with.

Royalty revenue is recognized when earned and collectability is reasonably assured.

For royalty income collected from set-top box manufacturers, royalty revenue is recognized upon the receipt of sales reports from set-top box manufacturers and when payment is received.

For royalty income received from television network operators, the Group requests the television network operators to pay the royalty to the Group directly when they purchase the Group’s smart cards, in which case all the revenue is recognized as part of the smart card sales when these smart cards are delivered to the customers.

Deferred costs
(o)	Deferred costs

Deferred costs are recognized mainly for cost incurred, which consist of hardware and software purchased from third-party suppliers directly associated with revenue from SI service contracts that provide free PCS for more than one year.

Deferred costs from SI service are recoverable through the future revenue streams and are recorded as an asset and amortized to cost of revenue over the same period that the revenue is recognized. Amortization of deferred costs for the years ended December 31, 2010, 2011 and 2012 totaled $401, $535 and $688, respectively.

Value added tax ("VAT") and VAT refund
(p)	Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as “software products” by PRC tax authorities, the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis. VAT refund is recorded in revenue in the statements of operations.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued Circular No. 71 regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, certain subsidiaries and VIE became subject to VAT at the rates of 6% on certain service revenues such as royalty income which were previously subject to business tax.

Business tax
(q)	Business tax

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to business taxes, surcharges or cultural business construction fees on revenues related to certain types of services, and the net revenues are presented net of those taxes and fees incurred.

Government subsidies
(r)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance obligation. Subsidy income of $89, $168 and $351 were recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating leases
(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation
(t)	Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries outside the PRC is US dollar. The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the reporting currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Income taxes
(u)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized based on net operating losses available for carry-forwards and significant temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Comprehensive income
(v)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Net income per share
(w)	Net income per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

Research and development expenses
(x)	Research and development expenses

Research and development expenses are incurred in the development of the Group’s products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

Share-based compensation
(y)	Share-based compensation

Share-based payment transactions with employees and directors, such as share options, are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The Group recognizes the compensation expenses, net of estimated forfeitures, over the performance period. The Group also adjusts the compensation expenses based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Fair value
(z)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•

Level 2—nputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

The Company measures certain assets, including the cost method investments and equity method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Recently issued accounting pronouncements
(aa)	Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company adopted this guidance on January 1, 2012 and has presented a single continuous consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoptions of this pronouncement will have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income—but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$52,490	$57,932
Total non-current assets	1,923	3,227

Total assets	$54,413	$61,159

Total current liabilities	$11,334	$11,327
Total non-current liabilities	401	1,732

Total liabilities	$11,735	$13,059

	For the years ended December 31,
	2010	2011	2012
Net revenues	$79,591	$92,298	$78,940
Net income/(loss)	$137	$3,512	$(837)

	For the years ended December 31,
	2010	2011	2012
Net cash provided by operating activities	$172	$1,880	$4,464
Net cash used in investing activities	1,228	(2,026)	(1,645)
Net cash provided by financing activities	$—	$—	$—

CDTV Holding's subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2012, CDTV Holding’s subsidiaries, VIE and VIE’s subsidiaries include the following entities:

	Date of incorporation /acquisition	Place of incorporation /establishment	Percentage of economic ownership
Subsidiaries
CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited	December 6, 2007	Hong Kong	100%
(“Golden Benefit”)
China Super Media Holdings Limited	February 25, 2008	Hong Kong	100%
(“CSM Holdings”)
N-S Investment Holdings Co., Ltd	July 23, 2010	the PRC	100%
(“N-S Investment Holdings”)
Beijing Cyber Cloud Co., Ltd.	January 19, 2011	the PRC	90%
(“Cyber Cloud”)
Beijing Joysee Technology Co., Ltd	May 13, 2011	the PRC	64.8%
(“Joysee”)
Beijing Super Movie Technology Co., LTD	September 23, 2011	the PRC	90%
(“Super Movie”)

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE’s subsidiaries
Guangdong Digital Media Technology Research & Development Institute Co., Ltd	February 28, 2010	the PRC	100%
(“Guangdong R&D”)
N-S Media Investment Co., Ltd	December 19, 2007	the PRC	100%
(“N-S Media Investment”)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Details of Customer Accounting for Ten Percent or More of Total Revenues	Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2010	2011	2012
	%	%	%
Customer A	14.2	*	*

Estimated Average Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Deposits Concentration Risk
Details of Bank Accounting for Ten Percent or More of Total Deposits	Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2011	2012
	%	%
Bank A	15.6	76.5
Bank B	57.8	20.2
Bank C	22.8	*

Accounts Receivable Concentration Risk
Details of Customer Accounting for Ten Percent or More of Accounts Receivable	Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2011	2012
	%	%
Customer A	10.9	10.5

*	The amount was less than 10%.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment by Estimated Useful Life
Property and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Property Plant and Equipment
Property and Equipment

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012
Computers and other electronic equipment	$4,048	$3,905
Furniture and fixtures	184	208
Leasehold improvements	1,241	1,055
Motor vehicles	587	594

	6,060	5,762

Less: accumulated depreciation and amortization	(4,309)	(4,132)

	$1,751	$1,630

SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
Gross Revenues by Products and Services

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2010	2011	2012
Products:
Smart cards	$82,153	$91,960	$75,185
Other products	365	3,202	10,134

Subtotal	82,518	95,162	85,319

Services:
Head-end system integration	2,399	2,562	2,175
Head-end system development	595	736	987
Licensing income	1,565	1,328	1,246
Royalty income	662	742	382
Other services	4	10	135

Subtotal	5,225	5,378	4,925

Total	$87,743	$100,540	$90,244

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Purchase Price Allocated to Assets Acquired as of Date of Acquisition

The transaction was accounted for as a business combination using the acquisition method of accounting. The purchase price allocation of the transaction was allocated to assets acquired as of the date of acquisition as follows:

Fair value of net asset acquired	$440

Total consideration	$440

RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2012
Restricted cash

Restricted cash consists of the following:

	As of December 31,
	2011	2012
Bank deposits pledged as security for issuing letters of credit	$210	$18
Bank deposits pledged as security for short-term loans (Note 14)	55,469	—

Restricted cash	$55,679	$18

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Accounts receivable	$31,875	$40,506
Less: allowance for doubtful accounts	(845)	(2,223)

Accounts receivable, net	$31,030	$38,283

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$758	$87	$—	$845
2012	$845	$1,378	$—	$2,223

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories, Net	Inventories, net consist of the following:

	As of December 31,
	2011	2012
Raw materials	$2,036	$1,134
Finished goods	1,882	4,544

Inventories, net	$3,918	$5,678

Movement of Provision for Inventory

Movement of provision for inventory was as follows:

	December 31,
	2010	2011	2012
Balance at beginning of the year	$370	$405	$450
Charge to expenses	35	45	217

Balance at end of the year	$405	$450	$667

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Interest receivables	$1,619	$241
Receivable from disposal of Dongguan Super TV*	1,046	—
Deposits	654	638
VAT refund receivables	920	2,766
Prepayments to suppliers	979	1,176
Fair value of the Forward Contracts (Note 14)	404	—
Other prepaid expenses	1,146	424

	$6,768	$5,245

*	In December 2011, the Group entered into an agreement with a third party to sell all of its equity interest in Dongguan Super TV with consideration of $1,046, which was received in the year ended December 31, 2012.

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2011	2012
Core technology	$477	$482
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	952	962
Image tracing technology	410	410

	3,436	3,451
Less: accumulated amortization
Core technology	(322)	(385)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(603)	(793)
Image tracing technology	(119)	(119)

	(2,641)	(2,894)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(54)	(68)

	$450	$198

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity method investments

Equity method investments consist of the following:

			As of December 31,
	Notes		2011	2012
Nanjing Qingda Yongxin Culture Media Co., Ltd. (“Qingda Yongxin”)	(a	)	$67	$67
Foshan Nanhai Guokai Digital TV Technology Co., Ltd. (“Nanhai Guokai”)	(b	)	348	358
3DiJoy Corp. (“3DiJoy”)	(c	)	5,065	—
Guangzhou Rujia Network Technology Co., Ltd., (“Rujia”)	(d	)	2,286	2,591
Beijing Shibo Movie Technology Co., Ltd. (“Shibo Movie”)	(e	)	—	648
Beijing Xinghe Union Media Co., Ltd. (“Xinghe Union”)	(f	)	—	604

			$7,766	$4,268

(a)	In March 2007, the Group and Jiangsu Qingda Technology Co. Limited (“Jiangsu Qingda”), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	In July 2007, the Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. The remaining two seats are controlled by the other shareholder. According to the article of association of Nanhai Guokai, two-thirds of directors’ approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the other shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting.

(c)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group had accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. 3DiJoy has been experiencing financial difficulties in 2012 while it was actively searching for the new capital injection for its operation. In the third quarter of 2012, 3DiJoy assessed that there was no alternative investment and due to the absence of further shareholders’ support, it did not expect to operate as a going concern and it laid off nearly half of the employees. As such, as of September 30, 2012 the Company performed the impairment analysis with the assistance of a third party valuer on the investment. The fair value of 3DiJoy decreased significantly below its carrying value and the decrease was other-than temporary. As a result, the Company did not expect to receive any return from this investment and concluded that a full impairment of $4,487 was recognized in 2012.

(d)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Rujia and contribution to its capital increase, for a total consideration of $2,500. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(e)	In February 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(f)	In March 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

Combined Financial Information for Equity Method Investments

The combined financial information for the equity method investments as of and for the periods presented is as follows:

	As of December 31,
	2011	2012
Total current assets	$7,711	$9,434
Total assets	8,614	10,111
Total current liabilities	1,032	2,040
Total liabilities	$1,196	$2,063

	For the years ended December 31,
	2010	2011	2012
Total net revenue	$2,791	$1,628	$3,847
Income/(loss) from operations	$99	$(3,310)	$(1,750)

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012
Accrued payroll and bonus	$3,662	$3,753
Other taxes payable	1,570	1,964
Social insurance withholding	475	695
Provision for warranty	230	250
Others	3,376	5,643

	$9,313	$12,305

Movement of Provision for Warranty	Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$183	$84	$(37)	$230
2012	$230	$69	$(49)	$250

DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue

Deferred revenue consists of the following:

	As of December 31,
	2011	2012
Current:
Advance from customers	$5,028	$6,179
Incentive offered to customers	1,727	790
Deferred revenue for SI service contracts with remaining PCS period within one year	990	504

	7,745	7,473
Non-current:
Deferred revenue for SI service contractswith remaining PCS period greater than one year	401	255

Total	$8,146	$7,728

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expenses/(Benefits)

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2010	2011	2012
Income tax expenses/(benefits)
Current	$10,714	$10,344	$18,035
Deferred	(464)	(582)	4,197

Total	$10,250	$9,762	$22,232

Principal Components of Deferred Income Tax Assets (Liabilities)

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets
Write-down of inventory value	$64	$110
Allowance for doubtful accounts	127	356
Accrued expenses	471	604
Accrued bonus	476	439
Deferred revenue-current	394	176
Deferred cost-current	(44)	3
Warranty	35	37
Valuation allowance	(171)	(222)

Current deferred tax assets subtotal	1,352	1,503

Non-current deferred tax assets
Deferred revenue-non-current	120	172
Government subsidies	271	616
Intangible assets amortization	73	65
Intangible assets impairment	47	48
Deferred cost-non-current	(56)	(14)
Tax loss carry-forward deferred tax assets	3,161	4,675
Valuation allowance	(3,161)	(4,765)

Non-current deferred tax assets subtotal	$455	$797

Non-current deferred tax liabilities Accrued withholding tax	—	(4,812)

Non-current deferred tax liabilities subtotal	$—	$(4,812)

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012
Net income before provision for income taxes	$43,812	$51,084	$28,410
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	10,953	12,771	7,103
Expenses not deductible for tax purposes	194	230	550
Effect of income tax exemptions	(8,829)	(6,567)	(4,470)
Effect of income tax rate difference in other jurisdictions	1,627	1,901	1,916
Change in valuation allowance	925	1,427	1,655
Withholding tax	5,380	—	14,296
Expense adjustment related to non-taxable income*	—	—	1,182

Income tax expenses	$10,250	$9,762	$22,232

*	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

Impact of Tax Holiday to Earnings Per Share Amounts

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2010, 2011 and 2012, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012
Increase in income tax expense	$8,829	$6,567	$4,470
Decrease in net income per share-basic	0.15	0.11	0.08
Decrease in net income per share-diluted	$0.15	$0.11	$0.08

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Share

	For the years ended December 31,
	2010	2011	2012
Net income (numerator), basic and diluted	$33,421	$41,000	$6,927

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	58,313,467	58,934,912	59,011,396

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	465,560	140,554	81,408

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	58,779,027	59,075,466	59,092,804

Net income per share-basic	$0.57	$0.70	$0.12

Net income per share-diluted	$0.57	$0.69	$0.12

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2011	2,015,381	$4.43
Granted	2,600,000	4.34
Exercised	(163,903)	2.12
Forfeited	(73,915)	5.43

Options outstanding as at December 31, 2011	4,377,563	2.2	*
Granted	—	—
Exercised	(118,864)	0.01
Forfeited	(72,300)	2.09

Options outstanding as at December 31, 2012	4,186,399	2.26

Options exercisable as at December 31, 2012	1,903,286	2.27

*	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.

Share Options Outstanding

The following table summarizes information with respect to share options outstanding at December 31, 2012:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value
Scheme II	$0.01	6,003	6,003	3.72 years	$1.67
Scheme III	0.01	14,806	14,806	3.92 years	1.67
Scheme V	3.03	282,876	148,434	5.76 years	—
Scheme VI	4.23	311,914	159,912	6.42 years	—
Scheme VIII	2.10	50,000	—	7.88 years	—
Scheme IX	2.04	1,000,000	520,834	7.89 years	—
Scheme X	2.04	1,567,800	711,624	8.37 years	—
Scheme XI	2.04	678,000	292,189	8.75 years	—
Scheme XII	2.04	275,000	49,484	8.88 years	—

		4,186,399	1,903,286

Unvested Stock Option Activity

A summary of unvested stock option activity as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

Unvested Stock Option	Number of Shares	Weighted average Grant-date Fair Value
Unvested at January 1, 2012	2,881,417	$2.88
Granted	—	—
Vested	(1,140,548)	2.99
Forfeited	(41,933)	2.03

Unvested at December 31, 2012	1,698,936	$2.83

Black Scholes Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date
Scheme II	50.5%-50.6%	5.77%-5.81%	5.50-6.26	1.00%	$3.56
Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09

Binomial Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date
Scheme VIII	38.91%	3.91%	2.13	0%	$6.96
Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	9%	$3.9
Scheme XII	72.80%	3.68%	1.18	9%	$3.89

Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

The fair value of options granted was $0.23, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.44%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	54.9%

Summary of Stock Option Activity

The following table summarizes the Cyber Cloud’s share option activities with employees:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2012	—	$—
Granted	551,000	0.17
Exercised	—	—
Forfeited	(73,000)	0.17

Options outstanding as at December 31, 2012	478,000	0.17

Options exercisable as at December 31, 2012	109,542	0.17

Beijing Joysee Technology Co., Ltd ("Joysee")
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

The fair value of options granted was $0.31, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	66.29%

Summary of Stock Option Activity

The following table summarizes the Joysee’s share option activities with employees:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2012	—	$—
Granted	520,000	0.17
Exercised	—	—
Forfeited	(52,000)	0.17

Options outstanding as at December 31, 2012	468,000	0.17

Options exercisable as at December 31, 2012	—	—

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Group’s financial assets and liabilities measured at fair value on recurring basis.

	As of December 31, 2011				As of December 31, 2012
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance

Forward contracts	$—	$404	$—	$404	$—	$—	$—	$—

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2013	$1,208
2014	315
2015	—

$1,523

NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest

	Dongguan Super TV	Cyber Cloud	Joysee	Super Movie	Total
	(Note 9)	(Note 25(c))	(Note 24(a))	(Note 24(b))
Balance as of January 1, 2010	—	—	—	—	—
Acquisition	530	—	—	—	530
Net loss	(10)	—	—	—	(10)

Balance as of December 31, 2010	520	—	—	—	520
Capital injection	—	759	5,542	236	6,537
Transfer of noncontrolling interest	—	—	(1,822)	—	(1,822)
Net income (loss)	105	(221)	(491)	(123)	(730)
Disposal	(625)	—	—	—	(625)

Balance as of December 31, 2011	—	538	3,229	113	3,880
Net loss	—	(402)	(870)	(117)	(1,389)
Share-based compensation	—	5	21	—	26
Foreign currency translation adjustment	—	30	157	1	188

Balance as of December 31, 2012	—	171	2,537	(3)	2,705

a.	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. (“Ying Zhi Cheng Technology”), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively.

Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee.

Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. (“Intel”), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.

b.	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash in the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.

Organization and Principal Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Percentage of net revenues	89.00%	93.10%	91.40%
Percentage of total assets	31.60%	16.90%
Percentage of total liabilities	11.80%	10.60%
N-S Digital TV
Organization and Principal Activities [Line Items]
Date of incorporation	May 31, 2004
N-S Digital TV | Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Increase in registered capital	18,170
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technical Support and Related Services Agreement
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Term of agreement, renewal period	15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Licensing Agreements
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Development Agreement
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Business Operating Agreement
Organization and Principal Activities [Line Items]
Term of agreement	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Loan agreements
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Percentage of equity interest	100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Products and Software Purchase Agreement
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Term of agreement, renewal period	15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Novel-Tongfang Information Engineering
Organization and Principal Activities [Line Items]
Capital contribution, percentage	75.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Ms. Li Yang
Organization and Principal Activities [Line Items]
Capital contribution, percentage	25.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Shizhou Shen
Organization and Principal Activities [Line Items]
Equity ownership interest	8.30%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Lei Zhang
Organization and Principal Activities [Line Items]
Equity ownership interest	31.60%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Tianxing Wang
Organization and Principal Activities [Line Items]
Equity ownership interest	31.20%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Wenjun Wang
Organization and Principal Activities [Line Items]
Equity ownership interest	28.90%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | PRC Citizens
Organization and Principal Activities [Line Items]
Equity ownership interest	100.00%
China Digital TV Technology Co., Ltd
Organization and Principal Activities [Line Items]
Date of incorporation	Mar 9, 2004

Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 185,824	$ 309,996
Total assets	193,565	321,338
Total current liabilities	106,280	108,812
Total Liabilities	110,402	111,016
Net income/(loss)	5,538	40,270	33,411
Net cash provided by operating activities	20,897	37,685	32,573
Net cash used in investing activities	55,025	18,011	19,626
Net cash provided by financing activities	(147,214)	(15,048)	(39,033)
VIE and VIE's subsidiaries
Variable Interest Entity [Line Items]
Total current assets	57,932	52,490
Total non-current assets	3,227	1,923
Total assets	61,159	54,413
Total current liabilities	11,327	11,334
Total non-current liabilities	1,732	401
Total Liabilities	13,059	11,735
Net revenues	78,940	92,298	79,591
Net income/(loss)	(837)	3,512	137
Net cash provided by operating activities	4,464	1,880	172
Net cash used in investing activities	(1,645)	(2,026)	1,228
Net cash provided by financing activities

CDTV Holding's subsidiaries, VIE and VIE's subsidiaries (Detail)	Dec. 31, 2010 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 N-S Digital TV	Dec. 31, 2012 Subsidiaries China Digital TV Technology Co., Ltd	Dec. 31, 2012 Subsidiaries Beijing Super TV Co Ltd	Dec. 31, 2012 Subsidiaries Golden Benefit Technology Limited ("Golden Benefit")	Dec. 31, 2012 Subsidiaries China Super Media Holdings Limited ("CSM Holdings")	Dec. 31, 2012 Subsidiaries N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2012 Subsidiaries Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Subsidiaries Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Subsidiaries Beijing Super Movie Technology Co., Ltd ("Super Movie")	Dec. 31, 2012 Variable Interest Entity N-S Digital TV	Dec. 31, 2012 Variable Interest Entity Subsidiary Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2012 Variable Interest Entity Subsidiary N-S Media Investment Co., Ltd ("N-S Media Investment")
Subsidiaries [Line Items]
Date of incorporation /acquisition		May 31, 2004	Mar 9, 2004	May 31, 2004	Dec 6, 2007	Feb 25, 2008	Jul 23, 2010	Jan 19, 2011	May 13, 2011	Sep 23, 2011	May 31, 2004	Feb 28, 2010	Dec 19, 2007
Place of incorporation /establishment			BVI	the PRC	Hong Kong	Hong Kong	the PRC	the PRC	the PRC	the PRC	the PRC	the PRC	the PRC
Percentage of economic ownership	90.00%		100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	64.80%	90.00%	100.00%	100.00%	100.00%

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Service revenues	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Accounting Policies [Line Items]
Impairment loss on equity method investments	$ 4,487	$ 0	$ 0
Percentage of deposits placed with three commercial banks in PRC	96.70%
Impairment loss of an intangible asset			20
Impairment loss on goodwill	0	0	0
Guarantees for quality of smart cards, term					1 year	3 years
SI service, final acceptance period after issuance of preliminary acceptance					6 months	1 year
SI service, offer of free PC for majority of contracts, period					1 year
CA systems, estimated useful life	5 years
Amortization of deferred costs	688	535	401
Percentage of value added tax based on revenue	17.00%			6.00%
Percentage of value added tax to be refunded	14.00%
Government subsidy income	$ 351	$ 168	$ 89

Details of Bank Accounting for Ten Percent or More of Total Deposits (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Bank A
Concentration Risk [Line Items]
Percentage of deposits	76.50%		15.60%
Bank B
Concentration Risk [Line Items]
Percentage of deposits	20.20%		57.80%
Bank C
Concentration Risk [Line Items]
Percentage of deposits		[1]	22.80%

[1]	The amount was less than 10%.

Details of Customer Accounting for Ten Percent or More of Total Revenues (Detail) (Customer A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Percentage of revenue from customer	[1]	[1]	14.20%

[1]	The amount was less than 10%.

Details of Customer Accounting for Ten Percent or More of Accounts Receivable (Detail) (Customer A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A
Concentration Risk [Line Items]
Percentage of receivable from customer	10.50%	10.90%

Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Estimated Useful Lives [Line Items]
Leasehold improvement, estimated useful life	Shorter of useful life of the asset or the lease term
Computer and electronic equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant And Equipment, Estimated Useful Lives	3 years
Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant And Equipment, Estimated Useful Lives	5 years
Motor vehicles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant And Equipment, Estimated Useful Lives	5 years

Estimated Average Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Core technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	7 years 6 months
Complete technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	2 years 6 months
Contract backlogs
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	1 year
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years 6 months
Digital watermarking technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	5 years
Image tracing technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	5 years

Gross Revenues by Products and Services (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	$ 85,319	$ 95,162	$ 82,518
Service revenue	4,925	5,378	5,225
Revenue	90,244	100,540	87,743
Smart cards
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	75,185	91,960	82,153
Other products
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	10,134	3,202	365
Head-end system integration
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	2,175	2,562	2,399
Head-end system development
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	987	736	595
Licensing income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	1,246	1,328	1,565
Royalty income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	382	742	662
Other services
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	$ 135	$ 10	$ 4

Segment Information and Revenue Analysis - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
VAT refunds	$ 7,366	$ 8,377	$ 7,624

Acquisition - Additional Information (Detail) (USD $)	1 Months Ended
Feb. 26, 2010
Business Acquisition [Line Items]
Intangible assets recognized	0
Goodwill recognized	0
Guangdong R&D
Business Acquisition [Line Items]
Transactions close date	Feb 28, 2010
Guangdong R&D | Transaction 1
Business Acquisition [Line Items]
Percentage of economic ownership	90.00%
Equity interest acquired, cash consideration	396,000
Guangdong R&D | Transaction 2
Business Acquisition [Line Items]
Percentage of economic ownership	10.00%
Equity interest acquired, cash consideration	44,000

Purchase Price Allocated to Assets Acquired as of Date of Acquisition (Detail) (Guangdong R&D, USD $) In Thousands, unless otherwise specified	Feb. 26, 2010
Guangdong R&D
Business Combination Allocation of Purchase Price [Line Items]
Fair value of net asset acquired	$ 440
Total consideration	$ 440

Restricted Cash (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 18	$ 55,679
Bank deposits pledged as security for issuing letters of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	18	210
Bank deposits pledged as security for short-term loans
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 55,469

Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 40,506	$ 31,875
Less: allowance for doubtful accounts	(2,223)	(845)	(758)
Accounts receivable, net	$ 38,283	$ 31,030

Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 845	$ 758
Charge to expenses	1,378	87
Deductions
Balance at end of the year	$ 2,223	$ 845

Inventories, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 1,134	$ 2,036
Finished goods	4,544	1,882
Inventories, net	$ 5,678	$ 3,918

Movement of Provision for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Balance at beginning of the year	$ 450	$ 405	$ 370
Charge to expenses	217	45	35
Balance at end of the year	$ 667	$ 450	$ 405

Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Interest receivables	$ 241	$ 1,619
Receivable from disposal of Dongguan Super TV		1,046	[1]
Deposits	638	654
VAT refund receivables	2,766	920
Prepayments to suppliers	1,176	979
Fair value of the Forward Contracts (Note 14)		404
Other prepaid expenses	424	1,146
Prepaid expenses and other current assets	$ 5,245	$ 6,768

[1]	In December 2011, the Group entered into an agreement with a third party to sell all of its equity interest in Dongguan Super TV with consideration of $1,046, which was received in the year ended December 31, 2012.

Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Prepaid And Other Current Assets [Line Items]
Proceeds from disposal of Dongguan Super TV	$ 1,046

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,762	$ 6,060
Less: accumulated depreciation and amortization	(4,132)	(4,309)
Property and equipment, net	1,630	1,751
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	3,905	4,048
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	208	184
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,055	1,241
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	$ 594	$ 587

Property and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 921	$ 1,092	$ 1,005

Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Core technology	Dec. 31, 2011 Core technology	Dec. 31, 2012 Complete technology	Dec. 31, 2011 Complete technology	Dec. 31, 2012 Contract backlogs	Dec. 31, 2011 Contract backlogs	Dec. 31, 2012 Customer relationship	Dec. 31, 2011 Customer relationship	Dec. 31, 2012 Digital watermarking technology	Dec. 31, 2011 Digital watermarking technology	Dec. 31, 2012 Image tracing technology	Dec. 31, 2011 Image tracing technology	Dec. 31, 2010 Image tracing technology
Intangible Assets [Line Items]
Intangible assets, gross	$ 3,451	$ 3,436	$ 482	$ 477	$ 73	$ 73	$ 336	$ 336	$ 1,188	$ 1,188	$ 962	$ 952	$ 410	$ 410
Intangible assets, accumulated amortization	(2,894)	(2,641)	(385)	(322)	(73)	(73)	(336)	(336)	(1,188)	(1,188)	(793)	(603)	(119)	(119)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(68)	(54)
Finite-Lived Intangible Assets, Net	$ 198	$ 450													$ 0

Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Amortized and impaired cost	$ 198	$ 450
Amortization expense	253	251	267
Amortization expense, year one	192
Amortization expense, year two	6
Amortization expense, year three	0
Amortization expense, year four	0
Amortization expense, year five	0
Image tracing technology
Intangible Assets [Line Items]
Amortized and impaired cost			$ 0

Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 4,268		$ 7,766
Nanjing Qingda Yongxin Culture Media Co, Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investments	67	[1]	67	[1]
Foshan Nanhai Guokai Digital TV Technology Co, Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investments	358	[2]	348	[2]
3DiJoy Corp
Schedule of Equity Method Investments [Line Items]
Equity method investments			5,065	[3]
Guangzhou Rujia Network Technology Co, Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investments	2,591	[4]	2,286	[4]
Beijing Shibo Movie Technology Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investments	648	[5]
Beijing Xinghe Union Media Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 604	[6]

[1]	In March 2007, the Group and Jiangsu Qingda Technology Co. Limited ("Jiangsu Qingda"), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.
[2]	In July 2007, the Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. The remaining two seats are controlled by the other shareholder. According to the article of association of Nanhai Guokai, two-thirds of directors' approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the other shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting.
[3]	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group had accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. 3DiJoy has been experiencing financial difficulties in 2012 while it was actively searching for the new capital injection for its operation. In the third quarter of 2012, 3DiJoy assessed that there was no alternative investment and due to the absence of further shareholders' support, it did not expect to operate as a going concern and it laid off nearly half of the employees. As such, as of September 30, 2012 the Company performed the impairment analysis with the assistance of a third party valuer on the investment. The fair value of 3DiJoy decreased significantly below its carrying value and the decrease was other-than temporary. As a result, the Company did not expect to receive any return from this investment and concluded that a full impairment of $4,487 was recognized in 2012.
[4]	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Rujia and contribution to its capital increase, for a total consideration of $2,500. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.
[5]	In February 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.
[6]	In March 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

Equity Method Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2007 Nanjing Qingda Yongxin Culture Media Co, Ltd	Jul. 31, 2007 Foshan Nanhai Guokai Digital TV Technology Co, Ltd Seat	Dec. 31, 2012 3DiJoy Corp	Jun. 30, 2010 Guangzhou Rujia Network Technology Co, Ltd	Feb. 28, 2012 Beijing Shibo Movie Technology Co., Ltd.	Mar. 31, 2012 Beijing Xinghe Union Media Co., Ltd.	Mar. 31, 2007 Jiangsu Qingda Technology Co, Ltd Nanjing Qingda Yongxin Culture Media Co, Ltd	Jul. 31, 2007 Japanese Multinational Company Foshan Nanhai Guokai Digital TV Technology Co, Ltd	May 31, 2010 Share subscription agreement 3DiJoy Corp
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 1,588		$ 8,500	$ 103	$ 296		$ 2,500	$ 794	$ 794	$ 155		$ 6,000
Equity interest in joint venture				40.00%	51.00%		34.45%	50.00%	50.00%	60.00%	49.00%	24.00%
Controlled seats of Board of Directors					3
Impairment loss on equity method investments	$ 4,487	$ 0	$ 0			$ 4,487
Total seats of Board of Directors					5
Approval required for appointment and dismissal of general manager and vice general manager					Two-thirds of directors' approval

Combined Financial Information for Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 9,434	$ 7,711
Total assets	10,111	8,614
Total current liabilities	2,040	1,032
Total liabilities	2,063	1,196
Total net revenue	3,847	1,628	2,791
Income/(loss) from operations	$ (1,750)	$ (3,310)	$ 99

Cost Method Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Oct. 31, 2012 Open V China Holdings Company	Oct. 31, 2010 Open V China Holdings Company	Jan. 04, 2010 Open V China Holdings Company	Dec. 31, 2012 Open V China Holdings Company
Schedule of Cost-method Investments [Line Items]
Purchase of cost method investment		$ 5,000			$ 5,000
Percentage of cost method investment acquired					11.50%
Impairment loss of cost method investment				5,000
Share repurchased of cost method investment			460,080
Equity interest in joint venture						10.71%
Purchase of equity method investment	$ 820		$ 820

Forward Contracts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012	May 30, 2011	Nov. 30, 2010
Derivative [Line Items]
Short-term loan		$ 55,193
Restricted cash	18	55,679
Dividends declared, month and year		2010-11	2012-11	2011-05	2010-11
Gain/loss from forward contract	(690)	404
Securities Pledged as Collateral
Derivative [Line Items]
Restricted cash		$ 55,469

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and bonus	$ 3,753	$ 3,662
Other taxes payable	1,964	1,570
Social insurance withholding	695	475
Provision for warranty	250	230
Others	5,643	3,376
Accrued expenses and other current liabilities	$ 12,305	$ 9,313

Movement of Provision for Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 230	$ 183
Charge to expenses	69	84
Deductions	(49)	(37)
Balance at end of the year	$ 250	$ 230

Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Advance from customers	$ 6,179	$ 5,028
Incentive offered to customers	790	1,727
Deferred revenue for SI service contracts with remaining PCS period within one year	504	990
Deferred revenue-current	7,473	7,745
Non-current:
Deferred revenue for SI service contractswith remaining PCS period greater than one year	255	401
Total	$ 7,728	$ 8,146

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 High and New Technology Enterprises	Dec. 31, 2012 In the case of dividends paid by PRC subsidiaries	Dec. 31, 2012 In the case of a subsidiary 25% or more directly owned by the resident in Hong Kong	Nov. 30, 2012 Undistributed Earnings Accumulated Prior to January 1, 2008	Nov. 30, 2012 Beijing Super TV Co Ltd	Dec. 31, 2011 Beijing Super TV Co Ltd	Dec. 31, 2010 Beijing Super TV Co Ltd	Dec. 31, 2009 Beijing Super TV Co Ltd	Dec. 31, 2008 Beijing Super TV Co Ltd	Dec. 31, 2012 Beijing Super TV Co Ltd Key Software Enterprise	Dec. 31, 2011 Beijing Super TV Co Ltd Key Software Enterprise	Dec. 31, 2010 Beijing Super TV Co Ltd Key Software Enterprise	Dec. 31, 2012 Beijing Super TV Co Ltd Unapproved Tax Rate Key Software Enterprise	Dec. 31, 2011 Beijing Super TV Co Ltd Unapproved Tax Rate Key Software Enterprise	Dec. 31, 2011 N-S Digital TV	Dec. 31, 2010 N-S Digital TV	Dec. 31, 2009 N-S Digital TV	Dec. 31, 2008 N-S Digital TV	Dec. 31, 2012 N-S Media Investment Co., Ltd ("N-S Media Investment")	Dec. 31, 2011 N-S Media Investment Co., Ltd ("N-S Media Investment")	Dec. 31, 2010 N-S Media Investment Co., Ltd ("N-S Media Investment")	Dec. 31, 2012 N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2011 N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2010 N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2012 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2011 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2010 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2011 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2011 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Super Movie Technology Co., Ltd ("Super Movie")	Dec. 31, 2011 Beijing Super Movie Technology Co., Ltd ("Super Movie")
Income Taxes [Line Items]
Preferential tax rate												15.00%	15.00%	15.00%	10.00%	10.00%	10.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Tax exemption from EIT, period						3 years
Preferential tax rate extended period											3 years									3 years
PRC statutory tax rate	25.00%	25.00%	25.00%																					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carryforwards	$ 18,700
Operating loss carryforward expiration date				Dec 31, 2013	Dec 31, 2017
Withholding tax rate							10.00%	5.00%	10.00%
Dividends distributed to holding company										92,779
Withholding tax imposed										9,278
Deferred tax liabilities accrued											$ 4,812

Income Tax Expenses/(Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expenses/(benefits)
Current	$ 18,035	$ 10,344	$ 10,714
Deferred	4,197	(582)	(464)
Total	$ 22,232	$ 9,762	$ 10,250

Principal Components of Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Write-down of inventory value	$ 110	$ 64
Allowance for doubtful accounts	356	127
Accrued expenses	604	471
Accrued bonus	439	476
Deferred revenue-current	176	394
Deferred cost-current	3	(44)
Warranty	37	35
Valuation allowance	(222)	(171)
Current deferred tax assets subtotal	1,503	1,352
Non-current deferred tax assets
Deferred revenue-non-current	172	120
Government subsidies	616	271
Deferred cost-non-current	(14)	(56)
Tax loss carry-forward deferred tax assets	4,675	3,161
Valuation allowance	(4,765)	(3,161)
Non-current deferred tax assets subtotal	797	455
Non-current deferred tax liabilities
Non-current deferred tax liabilities Accrued withholding tax	(4,812)
Non-current deferred tax liabilities subtotal	(4,812)
Amortization
Non-current deferred tax assets
Intangible assets	65	73
Impairments
Non-current deferred tax assets
Intangible assets	$ 48	$ 47

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Net income before provision for income taxes	$ 28,410		$ 51,084	$ 43,812
PRC statutory tax rate	25.00%		25.00%	25.00%
Income tax at statutory tax rate	7,103		12,771	10,953
Expenses not deductible for tax purposes	550		230	194
Effect of income tax exemptions	(4,470)		(6,567)	(8,829)
Effect of income tax rate difference in other jurisdictions	1,916		1,901	1,627
Change in valuation allowance	1,655		1,427	925
Withholding tax	14,296			5,380
Expense adjustment related to non-taxable income	1,182	[1]
Total income tax expenses	$ 22,232		$ 9,762	$ 10,250

[1]	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

Impact of Tax Holiday to Earnings Per Share Amounts (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Increase in income tax expense	$ 4,470	$ 6,567	$ 8,829
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.08	$ 0.11	$ 0.15
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.08	$ 0.11	$ 0.15

Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income (numerator), basic and diluted	$ 6,927	$ 41,000	$ 33,421
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	59,011,396	58,934,912	58,313,467
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	81,408	140,554	465,560
Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,092,804	59,075,466	58,779,027
Net income per share-basic	$ 0.12	$ 0.7	$ 0.57
Net income per share-diluted	$ 0.12	$ 0.69	$ 0.57

Net Income Per Share - Additional Information (Detail) (Stock options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Earnings Per Share Disclosure [Line Items]
Stock options excluded in computation of diluted net income per share	644,790	4,237,890	1,387,548

Special Cash Dividend to Shareholders - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Nov. 30, 2012 Installment	Nov. 12, 2012	May 20, 2011	May 30, 2011	Nov. 30, 2010 Installment	Nov. 19, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 16, 2013 Subsequent Event	Nov. 30, 2010 First Installment	Dec. 31, 2012 First Installment	Nov. 30, 2010 Second Installment	Dec. 31, 2013 Second Installment Subsequent Event	Dec. 31, 2012 Total
Dividends [Line Items]
Number of installments payments related to dividend	2				2
Dividends declared, month and year	2012-11			2011-05	2010-11			2010-11
Cash dividend declared	$ 2.3	$ 2.3	$ 0.56	$ 0.56	$ 2	$ 2					$ 1		$ 1
Aggregate amount of cash dividend paid							$ 92,106	$ 77,178	$ 40,303			$ 59,013		$ 76,847	$ 135,933
Unpaid cash dividend										$ 73

Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended							1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended					1 Months Ended			1 Months Ended					1 Months Ended							1 Months Ended					1 Months Ended
	Nov. 30, 2012	Nov. 12, 2012	May 20, 2011	May 30, 2011	Nov. 30, 2010	Nov. 19, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Nov. 19, 2010 2010 Stock Incentive Plan	May 01, 2012 2012 Stock Incentive Plan	Dec. 05, 2006 Scheme III	Dec. 31, 2012 Scheme III	Dec. 05, 2006 Scheme III Before Modification	Dec. 05, 2006 Scheme III After Modification	Dec. 05, 2006 Scheme III Officer Installment	Dec. 05, 2006 Scheme III Officer Vesting Stock Awards	Jul. 31, 2010 Scheme III Officer Performance Awards	Dec. 05, 2006 Scheme III Officer Performance Awards	Dec. 05, 2006 Scheme III Employee And Director Stock Option Installment	Dec. 31, 2005 2005 Stock Incentive Plan	Sep. 13, 2007 Stock Incentive Plan 2008	Sep. 22, 2006 Scheme II Installment	Dec. 31, 2012 Scheme II	Sep. 22, 2006 Scheme II Before Modification	Sep. 22, 2006 Scheme II After Modification	Oct. 05, 2008 Scheme V Installment	Oct. 05, 2008 Scheme V Before Modification	Oct. 05, 2008 Scheme V After Modification	Jun. 02, 2009 Scheme VI Installment	Jun. 02, 2009 Scheme VI Before Modification	Jun. 02, 2009 Scheme VI After Modification	Nov. 15, 2010 Scheme VIII	Nov. 15, 2010 Scheme VIII Minimum	Nov. 15, 2010 Scheme VIII Maximum	Nov. 15, 2010 Scheme VIII Before Modification	Nov. 15, 2010 Scheme VIII After Modification	Nov. 19, 2010 Scheme IX Installment	Nov. 19, 2010 Scheme IX Before Modification	Nov. 19, 2010 Scheme IX After Modification	May 16, 2011 Scheme X	May 16, 2011 Scheme X Minimum	May 16, 2011 Scheme X Maximum	May 16, 2011 Scheme X Before Modification	May 16, 2011 Scheme X After Modification	May 16, 2011 Scheme X Type I Installment	May 16, 2011 Scheme X Type II	Sep. 30, 2011 Scheme XI Installment	Sep. 30, 2011 Scheme XI Minimum	Sep. 30, 2011 Scheme XI Maximum	Sep. 30, 2011 Scheme XI Before Modification	Sep. 30, 2011 Scheme XI After Modification	Nov. 19, 2011 Scheme XII Installment	Nov. 19, 2011 Scheme XII Minimum	Nov. 19, 2011 Scheme XII Maximum	Nov. 19, 2011 Scheme XII Before Modification	Nov. 19, 2011 Scheme XII After Modification	May 15, 2007 Options granted to an independent director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																3,600,000	1,200,000										4,444,440	1,200,000
Reduction in per share exercise price of all Adjusted Options		$ 2.3	$ 0.56			$ 2
Special cash dividend declared, per share amount	$ 2.3	$ 2.3	$ 0.56	$ 0.56	$ 2	$ 2
Per share exercise price of all Adjusted Options after reduction			$ 0.01			$ 0.01
Option exercise price per share										$ 0.17		$ 0.17	$ 0.17		$ 0.17					$ 4.172	$ 0.01										$ 1.771	$ 0.01		$ 7.89	$ 3.03		$ 9.09	$ 4.23				$ 6.96	$ 2.1		$ 6.9	$ 2.04				$ 4.9	$ 2.04						$ 4.34	$ 2.04				$ 4.34	$ 2.04
Option expiration date												Jan 17, 2022			Feb 16, 2022			Dec 4, 2016											Sep 21, 2016				Oct 4, 2018			Jun 1, 2019			Nov 14, 2020					Nov 19, 2020			May 15, 2021							Sep 29, 2021					Nov 18, 2021
Number of options granted								2,600,000			551,000	551,000		520,000	520,000			620,212				352,000	320,000		32,000	268,212			543,674				406,776			357,548			50,000					1,000,000			1,600,000					1,457,000	143,000	700,000					300,000					40,000
Percentage of options to be vested on first anniversary of grant date																						25.00%				25.00%			25.00%				25.00%			25.00%								25.00%								25.00%		25.00%					25.00%
Percentage of options to be vested on installment basis																						75.00%				75.00%			75.00%				75.00%			75.00%								75.00%								75.00%		75.00%					75.00%
Option vesting on installment basis, number of installments																						36				36			36				36			36								36								36		36					36
Options forfeited							41,933																	32,000
Fair value of option at grant date								$ 2.66	$ 3.61	$ 0.23			$ 0.31					$ 1.67											$ 2.38				$ 4.24			$ 3.83				$ 2.93	$ 2.95			$ 3.16				$ 3.11	$ 3.42						$ 1.57	$ 1.65				$ 1.54	$ 1.62
Aggregate intrinsic value of options outstanding							$ 35,000												$ 1.67											$ 1.67
Aggregate intrinsic value of options vested							35,000
Aggregate intrinsic value of options exercisable							35,000
Total intrinsic value of options exercised							199,000	288,000	5,116,000
Share based compensation expense							2,614,000	5,562,000	1,478,000		52,000			59,000
Unrecognized compensation expense related to unvested share options							1,457,000				64,000			85,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods							1 year 2 months 12 days				1 year 6 months 29 days			1 year 7 months 6 days
Fair value of options vested							$ 3,437,000	$ 3,277,000	$ 1,653,000
Share option plan expiration term												10 years			10 years
Vesting period of options after the grant date											48 months			4 years

Black-Scholes Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Scheme II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	1.00%
Fair value of ordinary share at grant date	$ 3.56
Scheme II | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	50.50%
Risk-free interest rate range	5.77%
Expected life range	5 years 6 months
Scheme II | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	50.60%
Risk-free interest rate range	5.81%
Expected life range	6 years 3 months 4 days
Scheme III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	1.00%
Fair value of ordinary share at grant date	$ 3.56
Scheme III | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	49.80%
Risk-free interest rate range	5.77%
Expected life range	5 years 3 months 11 days
Scheme III | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	52.40%
Risk-free interest rate range	5.83%
Expected life range	6 years 6 months 15 days
Scheme V
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	56.20%
Risk-free interest rate range	2.92%
Expected life range	6 years 3 months
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 7.66
Scheme VI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	51.50%
Risk-free interest rate range	3.28%
Expected life range	6 years 3 months
Expected dividends	2.50%
Fair value of ordinary share at grant date	$ 9.09

Binomial Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Scheme VIII
Expected price volatility range	38.91%
Risk-free interest rate range	3.91%
Time to vest	2 years 1 month 17 days
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 6.96
Scheme IX
Expected price volatility range	38.89%
Risk-free interest rate range	3.82%
Time to vest	2 years 1 month 28 days
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 7.26
Scheme X
Expected price volatility range	45.17%
Risk-free interest rate range	3.99%
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 6.39
Scheme XI
Expected price volatility range	73.61%
Risk-free interest rate range	3.91%
Time to vest	1 year 3 months 26 days
Expected dividends	9.00%
Fair value of ordinary share at grant date	$ 3.9
Scheme XII
Expected price volatility range	72.80%
Risk-free interest rate range	3.68%
Time to vest	1 year 2 months 5 days
Expected dividends	9.00%
Fair value of ordinary share at grant date	$ 3.89
Minimum | Scheme X
Time to vest	10 months 17 days
Maximum | Scheme X
Time to vest	1 year 8 months 9 days

Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")
Number of options
Options outstanding at beginning of period	4,377,563		2,015,381
Granted			2,600,000		551,000	551,000	520,000	520,000
Exercised	(118,864)		(163,903)
Forfeited	(72,300)		(73,915)		(73,000)		(52,000)
Options outstanding at end of period	4,186,399		4,377,563		478,000		468,000
Options exercisable at end of period	1,903,286				109,542
Weighted average exercise price
Options outstanding at beginning of period	$ 2.2	[1]	$ 4.43
Granted			$ 4.34		$ 0.17		$ 0.17
Exercised	$ 0.01		$ 2.12
Forfeited	$ 2.09		$ 5.43		$ 0.17		$ 0.17
Options outstanding at end of year	$ 2.26		$ 2.2	[1]	$ 0.17		$ 0.17
Options exercisable at end of period	$ 2.27				$ 0.17

[1]	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.

Share Options Outstanding (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Scheme II	Dec. 31, 2012 Scheme III	Dec. 31, 2012 Scheme V	Dec. 31, 2012 Scheme VI	Dec. 31, 2012 Scheme VIII	Dec. 31, 2012 Scheme IX	Dec. 31, 2012 Scheme X	Dec. 31, 2012 Scheme XI	Dec. 31, 2012 Scheme XII
Weighted-average exercise price	$ 2.26	$ 2.2	[1]	$ 4.43	$ 0.01	$ 0.01	$ 3.03	$ 4.23	$ 2.1	$ 2.04	$ 2.04	$ 2.04	$ 2.04
Number outstanding	4,186,399	4,377,563		2,015,381	6,003	14,806	282,876	311,914	50,000	1,000,000	1,567,800	678,000	275,000
Number exercisable	1,903,286				6,003	14,806	148,434	159,912		520,834	711,624	292,189	49,484
Weighted-average remaining contractual life					3 years 8 months 19 days	3 years 11 months 1 day	5 years 9 months 4 days	6 years 5 months 1 day	7 years 10 months 17 days	7 years 10 months 21 days	8 years 4 months 13 days	8 years 9 months	8 years 10 months 17 days
Intrinsic value	$ 35,000				$ 1.67	$ 1.67

[1]	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.

Unvested Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Beginning balance	2,881,417
Granted		2,600,000
Vested	(1,140,548)
Forfeited	(41,933)
Ending balance	1,698,936	2,881,417
Weighted average Grant-date Fair Value
Beginning balance	$ 2.88
Granted		$ 2.66	$ 3.61
Vested	$ 2.99
Forfeited	$ 2.03
Ending balance	$ 2.83	$ 2.88

Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail)	12 Months Ended
Dec. 31, 2012
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.44%
Expected life (years)	10 years
Expected dividend yield
Volatility	54.90%
Beijing Joysee Technology Co., Ltd ("Joysee")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield
Volatility	66.29%

Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contracts		$ 404
Quoted prices in active markets for identical instruments (level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contracts
Significant other observable inputs (level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contracts		404
Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contracts

Fair Value Measurement - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
WACC of fair value measurement	22.00%
LoMD of fair value measurement	40.00%

Mainland China Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contribution to employee benefit	$ 5,016	$ 3,365	$ 2,805

Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Commitment [Line Items]
Rental expense under operating leases	$ 2,443	$ 1,589	$ 1,401
Purchase commitments	$ 351

Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 1,208
2014	315
2015
Operating Leases, Future Minimum Payments Due, Total	$ 1,523

Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Noncontrolling Interest Note [Line Items]
Beginning Balance	$ 3,880		$ 520
Capital injection			6,537
Acquisition					530
Transfer of noncontrolling interest			(1,822)
Net income (loss)	(1,389)		(730)		(10)
Disposal			(625)
Share-based compensation	26
Foreign currency translation adjustment	188
Ending Balance	2,705		3,880		520
Beijing Joysee Technology Co., Ltd ("Joysee")
Noncontrolling Interest Note [Line Items]
Beginning Balance	3,229	[1]
Capital injection			5,542	[1]
Transfer of noncontrolling interest			(1,822)	[1]
Net income (loss)	(870)	[1]	(491)	[1]
Share-based compensation	21	[1]
Foreign currency translation adjustment	157	[1]
Ending Balance	2,537	[1]	3,229	[1]
Dongguan Super TV
Noncontrolling Interest Note [Line Items]
Beginning Balance			520
Acquisition					530
Net income (loss)			105		(10)
Disposal			(625)
Ending Balance					520
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Noncontrolling Interest Note [Line Items]
Beginning Balance	538
Capital injection			759
Net income (loss)	(402)		(221)
Share-based compensation	5
Foreign currency translation adjustment	30
Ending Balance	171		538
Beijing Super Movie Technology Co., Ltd ("Super Movie")
Noncontrolling Interest Note [Line Items]
Beginning Balance	113	[2]
Capital injection			236	[2]
Net income (loss)	(117)	[2]	(123)	[2]
Foreign currency translation adjustment	1	[2]
Ending Balance	$ (3)	[2]	$ 113	[2]

[1]	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively. Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee. Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ("Intel"), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.
[2]	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash in the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.

Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended					1 Months Ended
	Apr. 29, 2011 Beijing Super TV Co Ltd Beijing Joysee Technology Co., Ltd ("Joysee")	Aug. 26, 2011 Beijing Super TV Co Ltd Beijing Super Movie Technology Co., Ltd ("Super Movie")	Apr. 29, 2011 Beijing Ying Zhi Cheng Technology Beijing Joysee Technology Co., Ltd ("Joysee")	May 24, 2011 N-S Digital TV Beijing Joysee Technology Co., Ltd ("Joysee")	Jun. 13, 2011 N-S Digital TV Beijing Joysee Technology Co., Ltd ("Joysee")	Jun. 13, 2011 Intel Semiconductor (Dalian) Ltd Beijing Joysee Technology Co., Ltd ("Joysee")	Aug. 26, 2011 Beijing Chaoying Weichuang Beijing Super Movie Technology Co., Ltd ("Super Movie")
Noncontrolling Interest Note [Line Items]
Cash contribution to form joint venture	$ 4,154	$ 2,111	$ 462	$ 923		$ 5,080	$ 236
Equity interest percentage	90.00%	90.00%	10.00%	16.70%	7.50%	37.50%	10.00%

Related Party Balances and Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2010 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D") Transaction 1	Feb. 26, 2010 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D") Transaction 2	Aug. 31, 2010 Guangdong SuperTV	Dec. 31, 2010 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2010 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") Yuewu Yuntian
Related Party Transaction [Line Items]
Equity interest acquired				90.00%	10.00%
Cash paid to acquire equity interest				$ 396	$ 44
Percentage in equity interest sold						100.00%
Total consideration received on sale of equity interest						4,585
Income from equity method investments sold		(129)	32			32
Purchase of certain media information system from related party	290
Due to related party for purchase of certain media information system	233
Cash contribution to form joint venture							$ 6,818	$ 759
Equity interest percentage							90.00%	10.00%
Date legally established							Jan 19, 2011

Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserve, percentage	10.00%	10.00%	10.00%
Maximum percentage of statutory reserve required based on total registered capital	50.00%
Amount contributed to statutory reserve	$ 162	$ 370	$ 4,633
Restricted net assets	92,729	92,567
Variable Interest Entity
Statutory Accounting Practices [Line Items]
Restricted net assets	34,196	34,123
Wholly Foreign Owned Entity
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 58,533	$ 58,444

Subsequent Event - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Subsequent Event M
Subsequent Event [Line Items]
Number of options granted		2,600,000	1,200,000
Weighted average exercise price		$ 4.34	$ 1.18
Share-based compensation vesting term			The vesting term is (1) twenty five percent (25%) shall vest on January 8, 2013; (2) the remaining 75% shall vest in 36 substantially equal monthly installments with the first installment vesting on February 28, 2013 and an additional installment vesting on the last day of each of the 35 months thereafter.
Percentage of options vested			25.00%
Percentage of options to be vested on installment basis			75.00%
Options vesting on installment basis, number of installments			36

Additional Information-Financial Statement Schedule I - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 130,697	$ 201,557	$ 148,944	$ 131,087
Prepaid expenses and other current assets	5,245	6,768
Total current assets	185,824	309,996
Long-term investments-equity method investments	4,268	7,766
Deferred tax assets non-current	797	455
Total assets	193,565	321,338
Current liabilities:
Accrued expenses and other current liabilities	12,305	9,313
Deferred revenue-current	7,473	7,745
Dividend payable	76,999	33,172
Total current liabilities	106,280	108,812
Total Liabilities	110,402	111,016
Equity:
Ordinary shares	30	29
Additional paid-in capital	29,724	126,583
Retained earnings	6,765	36,401
Accumulated other comprehensive income	26,083	25,735
Total China Digital TV Holding Co., Ltd. shareholders' equity	80,458	206,442
TOTAL LIABILITIES AND EQUITY	193,565	321,338
Total China Digital TV Holding Co., Ltd Shareholders' equity
Current assets:
Cash and cash equivalents	4,918	7,132	22,803	33,687
Accounts due from subsidiaries, VIE and VIE's subsidiaries-current	1,238	997
Dividend receivable	26,501
Prepaid expenses and other current assets	102	90
Total current assets	32,759	8,219
Accounts due from subsidiaries, VIE and VIE's subsidiaries-non-current	58,090	90,480
Long-term investments-equity method investments		5,065
Investment in subsidiaries and VIE	68,235	137,113
Deferred tax assets non-current	138	69
Total assets	159,222	240,946
Current liabilities:
Accrued expenses and other current liabilities	670	468
Deferred revenue-current	1,095	864
Dividend payable	76,999	33,172
Total current liabilities	78,764	34,504
Total Liabilities	78,764	34,504
Equity:
Ordinary shares	30	29
Additional paid-in capital	29,724	126,583
Retained earnings	24,621	54,095
Accumulated other comprehensive income	26,083	25,735
Total China Digital TV Holding Co., Ltd. shareholders' equity	80,458	206,442
TOTAL LIABILITIES AND EQUITY	$ 159,222	$ 240,946

Additional Information-Financial Statement Schedule I - Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses	$ (40,452)	$ (35,240)	$ (25,325)
Interest income	6,318	6,810	5,294
Impairment loss on long-term investments	(4,487)		(5,000)
Loss from equity method investment	(640)	(1,052)	(151)
Income before income taxes	28,410	51,084	43,812
Provision for income taxes-current	(18,035)	(10,344)	(10,714)
Provision for income taxes-deferred	(4,197)	582	464
Net income attributable to China Digital TV Holding Co., Ltd.	6,927	41,000	33,421
Other comprehensive income, net of tax
Foreign currency translation adjustment	536	12,175	6,943
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd	7,275	53,175	40,364
Total China Digital TV Holding Co., Ltd Shareholders' equity
Operating expenses	(2,822)	(5,830)	(2,118)
Interest income	10	37	759
Impairment loss on long-term investments	(4,487)		(5,000)
Loss from equity method investment	(578)	(761)	(174)
Equity in earnings of subsidiaries, VIE and VIE's subsidiaries	14,191	47,726	39,954
Other income	820
Income before income taxes	7,134	41,172	33,421
Provision for income taxes-current	(276)	(129)
Provision for income taxes-deferred	69	(43)
Net income attributable to China Digital TV Holding Co., Ltd.	6,927	41,000	33,421
Other comprehensive income, net of tax
Foreign currency translation adjustment	348	12,175	6,943
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd	$ 7,275	$ 53,175	$ 40,364

Additional Information-Financial Statement Schedule I - Condensed Statements of Changes In Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 210,322	$ 179,020	$ 253,024
Share-based compensation	2,614	5,562	1,478
Exercise of stock option	86	400	1,270
Exercise of stock option, shares	118,864	163,903
Special cash dividend to shareholders	(135,933)	(33,017)	(117,636)
Transfer of noncontrolling interest		1,822
Net income	5,538	40,270	33,411
Foreign currency translation adjustment	536	12,175	6,943
Ending Balance	83,163	210,322	179,020
Ordinary
Beginning Balance	29	29	29
Beginning Balance (in shares)	58,981,890	58,817,987	58,044,640
Exercise of stock option	1
Exercise of stock option, shares	118,864	163,903	773,347
Ending Balance	30	29	29
Ending Balance (in shares)	59,100,754	58,981,890	58,817,987
Additional paid-in capital
Beginning Balance	126,583	118,799	157,980
Share-based compensation	2,588	5,562	1,478
Exercise of stock option	85	400	1,270
Special cash dividend to shareholders	(99,532)		(41,929)
Transfer of noncontrolling interest		(1,822)
Ending Balance	29,724	126,583	118,799
Accumulated other comprehensive income
Beginning Balance	25,735	13,560	6,617
Foreign currency translation adjustment	348	12,175	6,943
Ending Balance	26,083	25,735	13,560
Retained earnings
Beginning Balance	36,401	28,788	75,707
Special cash dividend to shareholders	(36,401)	(33,017)	(75,707)
Net income	6,927	41,000	33,421
Ending Balance	6,765	36,401	28,788
Total China Digital TV Holding Co., Ltd Shareholders' equity
Beginning Balance	206,442	178,500	253,024
Share-based compensation	2,588	5,562	1,478
Exercise of stock option	86	400	1,270
Special cash dividend to shareholders	(135,933)	(33,017)	(117,636)
Transfer of noncontrolling interest		1,822
Net income	6,927	41,000	33,421
Foreign currency translation adjustment	348	12,175	6,943
Ending Balance	80,458	206,442	178,500
Total China Digital TV Holding Co., Ltd Shareholders' equity | Ordinary
Beginning Balance	29	29	29
Beginning Balance (in shares)	58,981,890	58,817,987	58,044,640
Exercise of stock option	1
Exercise of stock option, shares	118,864	163,903	773,347
Ending Balance	30	29	29
Ending Balance (in shares)	59,100,754	58,981,890	58,817,987
Total China Digital TV Holding Co., Ltd Shareholders' equity | Additional paid-in capital
Beginning Balance	126,583	118,799	157,980
Share-based compensation	2,588	5,562	1,478
Exercise of stock option	85	400	1,270
Special cash dividend to shareholders	(99,532)		(41,929)
Transfer of noncontrolling interest		1,822
Ending Balance	29,724	126,583	118,799
Total China Digital TV Holding Co., Ltd Shareholders' equity | Accumulated other comprehensive income
Beginning Balance	25,735	13,560	6,617
Foreign currency translation adjustment	348	12,175	6,943
Ending Balance	26,083	25,735	13,560
Total China Digital TV Holding Co., Ltd Shareholders' equity | Retained earnings
Beginning Balance	54,095	46,112	88,398
Special cash dividend to shareholders	(36,401)	(33,017)	(75,707)
Net income	6,927	41,000	33,421
Ending Balance	$ 24,621	$ 54,095	$ 46,112

Additional Information-Financial Statement Schedule I - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities	$ 20,897	$ 37,685	$ 32,573
Net cash provided by investing activities	55,025	18,011	19,626
Net cash used in financing activities	(147,214)	(15,048)	(39,033)
Effect of exchange rate changes on cash and cash equivalents	432	11,965	4,691
NET DECREASE IN CASH AND CASH EQUIVALENTS	(70,860)	52,613	17,857
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	201,557	148,944	131,087
CASH AND CASH EQUIVALENTS, END OF THE YEAR	130,697	201,557	148,944
Total China Digital TV Holding Co., Ltd Shareholders' equity
Net cash provided by operating activities	88,986	59,956	17,554
Net cash provided by investing activities	820	1,152	3,652
Net cash used in financing activities	(92,020)	(76,779)	(39,033)
Effect of exchange rate changes on cash and cash equivalents			6,943
NET DECREASE IN CASH AND CASH EQUIVALENTS	(2,214)	(15,671)	(10,884)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	7,132	22,803	33,687
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 4,918	$ 7,132	$ 22,803